UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments.

ILA FEDERAL PORTFOLIO
Schedule of Investments
May 31, 2009 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 72.3%
Federal Farm Credit Bank
$25,000,000	0.310	%(a)	06/01/09	$25,000,000
5,000,000	0.320	(a)	06/01/09	4,999,429
15,000,000	0.480	(a)	06/01/09	15,000,000
18,000,000	0.595	(a)	06/01/09	18,000,000
15,000,000	0.511	(a)	06/03/09	15,000,000
30,000,000	0.557	(a)	06/12/09	30,000,000
24,000,000	0.194	(a)	06/15/09	24,000,000
50,000,000	0.534	(a)	06/15/09	50,000,000
12,000,000	1.150	(a)	06/15/09	12,000,000
28,000,000	0.140	(a)	06/16/09	27,996,904
24,000,000	0.535	(a)	06/18/09	24,000,000
5,000,000	0.976	(a)	06/26/09	5,000,000
3,000,000	0.450		07/02/09	2,998,838
22,000,000	1.400		07/06/09	21,970,056
9,000,000	0.370		07/08/09	8,996,577
3,000,000	0.410		07/13/09	2,998,565
10,000,000	0.831	(a)	07/15/09	10,000,000
1,000,000	0.410		07/16/09	999,488
1,500,000	0.500		07/20/09	1,498,979
15,000,000	0.950	(a)	07/23/09	15,000,000
2,500,000	0.490		07/29/09	2,498,026
3,000,000	1.683	(a)	09/03/09	3,000,000
10,000,000	0.710		11/17/09	9,966,669
7,000,000	0.790		12/15/09	6,969,739
10,000,000	0.650		01/05/10	9,960,639
9,000,000	0.780		01/07/10	8,957,100
10,000,000	0.450		02/12/10	9,968,000
27,000,000	0.920		02/22/10	26,816,460
Federal Home Loan Bank
147,000,000	0.120		06/01/09	147,000,000
42,243,000	0.150		06/01/09	42,243,000
85,000,000	0.420	(a)	06/01/09	85,000,000
20,000,000	0.470	(a)	06/01/09	20,000,000
10,000,000	0.480	(a)	06/01/09	10,000,000
25,000,000	0.560	(a)	06/01/09	25,000,000
36,000,000	0.770	(a)	06/01/09	36,000,000
6,000,000	0.890	(a)	06/01/09	6,000,000
18,000,000	0.341	(a)	06/02/09	17,987,139
85,000,000	1.104	(a)	06/08/09	84,985,722
40,000,000	1.140	(a)	06/15/09	39,990,831
5,000,000	1.106	(a)	06/17/09	5,001,006
26,000,000	3.170		06/23/09	26,000,023
35,000,000	0.140		07/01/09	34,995,917
30,000,000	0.120		07/02/09	29,996,900
9,681,000	0.130		07/02/09	9,679,916
38,000,000	0.140		07/02/09	37,995,419
50,100,000	0.140		07/06/09	50,093,181
3,000,000	0.150	(b)	07/06/09	2,999,563
32,550,000	0.140		07/07/09	32,545,443
20,000,000	2.700		07/07/09	20,044,425
75,000,000	0.967	(a)	07/08/09	74,997,796
16,000,000	0.270		07/10/09	15,995,320
50,000,000	0.280		07/10/09	49,984,833
15,200,000	0.140		07/13/09	15,197,517

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
$65,000,000	0.859	(a)%	07/13/09	$64,997,186
37,000,000	1.039	(a)	07/13/09	37,000,000
93,000,000	0.964	(a)	07/14/09	93,000,000
5,900,000	0.150	(b)	07/15/09	5,898,918
60,000,000	0.947	(a)	07/16/09	59,997,462
17,450,000	0.160		07/17/09	17,446,432
18,000,000	5.375		07/17/09	18,111,170
15,000,000	0.150		07/20/09	14,996,937
10,000,000	0.538		07/24/09	9,992,079
5,000,000	0.160		07/27/09	4,998,756
15,000,000	0.150		07/31/09	14,996,250
10,000,000	0.320		08/04/09	9,994,311
21,000,000	0.330		08/04/09	20,987,680
5,000,000	0.876	(a)	08/05/09	4,999,584
50,000,000	0.886	(a)	08/10/09	49,940,828
5,100,000	0.791	(a)	08/19/09	5,105,276
19,000,000	0.360		08/27/09	18,983,470
15,300,000	0.330		09/01/09	15,287,097
21,000,000	0.596		09/02/09	20,967,667
20,000,000	0.580		09/09/09	19,967,778
9,000,000	5.250		09/11/09	9,114,306
15,000,000	0.600		10/01/09	14,969,500
4,000,000	0.470		10/13/09	3,993,002
16,000,000	0.350		10/21/09	15,977,911
20,000,000	0.750		11/09/09	19,932,917
27,000,000	0.481		01/15/10	27,000,000
16,000,000	0.900		04/07/10	15,991,779
30,574,000	0.630		05/05/10	30,393,155

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$1,958,370,871

U.S. Treasury Obligations — 28.0%
United States Treasury Bills
$65,000,000	0.085%		06/04/09	$64,999,540
8,000,000	0.092		06/04/09	7,999,938
114,100,000	0.100		06/04/09	114,099,049
3,000,000	0.110		06/04/09	2,999,973
111,000,000	0.210		06/04/09	110,998,057
10,000,000	0.170		06/11/09	9,999,528
1,000,000	0.180		06/11/09	999,950
4,500,000	0.190		06/11/09	4,499,763
16,500,000	0.215		06/11/09	16,499,015
60,000,000	0.145		07/16/09	59,989,125
28,000,000	0.170		07/16/09	27,994,050
20,000,000	0.170		07/23/09	19,995,089
135,000,000	0.165		07/30/09	134,963,494
130,000,000	0.170		08/06/09	129,959,483
13,500,000	0.350		10/22/09	13,481,231
19,000,000	0.295		11/19/09	18,973,376
10,700,000	0.700		03/11/10	10,641,120
1,300,000	0.470		04/01/10	1,294,840
2,000,000	0.510		04/08/10	1,991,188

ILA FEDERAL PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — (continued)
$6,000,000	0.610%	04/08/10	$5,968,382

TOTAL U.S. TREASURY OBLIGATIONS			$758,346,191

TOTAL INVESTMENTS — 100.3%			$2,716,717,062

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%			(8,193,876)

NET ASSETS — 100.0%			$2,708,523,186

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2009.
(b) All or a portion represents a forward commitment.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based on either the U.S. Treasury Bill Rate, London Interbank Offering Rate, Prime Lending Rate or Federal Funds Rate.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA MONEY MARKET PORTFOLIO
Schedule of Investments
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 24.1%
Amsterdam Funding Corp.
$2,000,000	0.400%	06/03/09	$1,999,955
5,000,000	0.830	07/07/09	4,995,850
Aspen Funding Corp.
5,000,000	0.900	06/12/09	4,998,625
Atlantic Asset Securitization LLC
5,000,000	0.500	07/02/09	4,997,847
Cafco LLC
6,000,000	0.650	08/13/09	5,992,092
Charta LLC
7,000,000	0.650	08/12/09	6,990,900
Ciesco LLC
6,000,000	0.650	08/13/09	5,992,092
CRC Funding LLC
2,000,000	0.620	08/14/09	1,997,451
Liberty Street Funding LLC
15,000,000	0.700	06/12/09	14,996,791
LMA Americas LLC
1,000,000	0.520	07/10/09	999,437
1,000,000	0.500	07/27/09	999,222
Newport Funding Corp.
10,000,000	0.330	07/13/09	9,996,150
Regency Markets No. 1 LLC
5,000,000	0.500	08/17/09	4,994,653
Societe Generale
5,000,000	0.750	07/02/09	4,996,771
Standard Chartered PLC
3,000,000	0.400	06/08/09	2,999,767
Thames Asset Global Securitization, Inc.
10,000,000	0.570	08/03/09	9,990,025
Variable Funding Capital Corp.
10,000,000	1.000	10/13/09	9,962,778
Yorktown Capital LLC
7,000,000	0.720	06/05/09	6,999,440

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$104,899,846

Certificate of Deposit — 0.5%
Bank of America N.A.
$2,000,000	0.750%	07/06/09	$2,000,000

Certificates of Deposit-Yankeedollar — 6.9%
Banco Bilbao Vizcaya Argentaria SA
$5,000,000	0.965%	06/08/09	$5,000,005
5,000,000	0.960	06/29/09	5,000,039
BNP Paribas SA
4,000,000	1.075	07/09/09	4,000,021
Rabobank Nederland
2,000,000	0.700	06/19/09	2,000,000
4,000,000	1.000	09/04/09	4,000,000

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Certificates of Deposit-Yankeedollar — (continued)
Svenska Handelsbanken AB
$10,000,000	0.490%		08/07/09	$10,000,186

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$30,000,251

Certificates of Deposit-Eurodollar — 5.3%
HSBC Bank PLC
$4,000,000	1.200%		07/09/09	$4,000,000
10,000,000	1.505		09/10/09	10,000,139
National Australia Bank Ltd.
7,000,000	0.610		07/14/09	7,000,084
2,000,000	1.210		09/23/09	2,000,063

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR				$23,000,286

U.S. Government Guarantee Commercial Paper* — 3.1%
General Electric Capital Corp.
$2,000,000	0.600%		06/05/09	$1,999,867
2,000,000	0.600		06/08/09	1,999,767
2,000,000	0.850		07/22/09	1,997,591
2,000,000	0.850		07/23/09	1,997,544
1,000,000	0.850		07/27/09	998,678
Swedbank AB
1,500,000	0.700		11/10/09	1,495,275
1,500,000	0.700		11/12/09	1,495,217
1,500,000	0.700		11/13/09	1,495,187

TOTAL U.S. GOVERNMENT GUARANTEE COMMERCIAL PAPER				$13,479,126

U.S. Government Guarantee Variable Rate Obligations*(a) — 2.3%
Bank of America N.A.(b)
$3,000,000	1.104%		07/29/09	$3,000,000
Royal Bank of Scotland Group PLC
7,000,000	1.056		08/10/09	7,000,000

TOTAL U.S. GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS				$10,000,000

Master Demand Note — 2.3%
Bank of America Securities LLC
$10,000,000	0.700%		06/09/09	$10,000,000

U.S. Government Agency Obligations — 22.8%
Federal Home Loan Bank
$5,000,000	0.335	%(a)	06/01/09	$4,999,858
5,000,000	0.528	(a)(c)	06/01/09	4,998,645
2,000,000	0.560	(a)	06/01/09	2,000,000
3,000,000	1.104	(a)	06/08/09	2,999,496
5,000,000	1.293	(a)	06/10/09	5,000,000
4,000,000	3.125		06/19/09	3,999,916

ILA MONEY MARKET PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
$1,000,000	0.236	(a)%	06/28/09	$999,737
1,000,000	0.869	(a)	07/09/09	999,915
6,000,000	0.859	(a)	07/13/09	5,999,740
3,000,000	2.720		09/18/09	3,000,000
6,000,000	0.950		04/05/10	5,996,294
Federal Home Loan Mortgage Corp.
500,000	1.244	(a)	06/03/09	499,804
5,000,000	0.308	(a)	06/19/09	5,000,000
10,000,000	1.211	(a)	07/07/09	10,003,205
5,000,000	1.039	(a)	07/13/09	5,000,000
7,000,000	0.670		11/20/09	6,977,592
4,500,000	0.420		02/08/10	4,486,770
10,000,000	0.660		05/04/10	9,938,217
Federal National Mortgage Association
3,000,000	0.410	(a)	06/01/09	2,999,923
4,000,000	0.140		07/06/09	3,999,456
5,000,000	1.029	(a)	07/13/09	4,998,321
4,500,000	0.420		02/08/10	4,486,770

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$99,383,659

U.S. Treasury Obligations — 1.3%
United States Treasury Bills
$3,500,000	0.210%		06/04/09	$3,499,939
1,200,000	0.500		04/01/10	1,194,933
1,200,000	0.500		05/06/10	1,194,350

TOTAL U.S. TREASURY OBLIGATIONS				$5,889,222

Variable Rate Obligations(a) — 8.7%
ANZ National Bank Limited
$7,000,000	1.532%		06/10/09	$7,000,000
Deutsche Bank AG
5,000,000	1.396		07/06/09	5,000,000
National Australia Bank Ltd.
5,000,000	1.502		06/08/09	5,000,000
Rabobank Nederland
5,000,000	0.561		07/07/09	5,000,000
5,000,000	1.176		08/10/09	5,000,000
Royal Bank of Canada
5,000,000	1.203		08/17/09	5,000,000
Wachovia Bank N.A.
6,000,000	1.586		07/06/09	6,000,855

TOTAL VARIABLE RATE OBLIGATIONS				$38,000,855

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$336,653,245

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(d) — 22.7%
Bank of America Securities LLC
$3,000,000	0.200%	07/07/09	$3,000,000
Maturity Value: $3,000,667
Settlement Date: 05/28/09
Collateralized by Federal National Mortgage Association, 6.000%, due 12/01/34. The market value of the collateral, including accrued interest, was $3,090,000.
Barclays Capital, Inc.
5,000,000	0.200	07/06/09	5,000,000
Maturity Value: $5,001,083
Settlement Date: 05/28/09
Collateralized by Government National Mortgage Association, 4.500%, due 05/20/39. The market value of the collateral, including accrued interest, was $5,100,000.
Deutsche Bank Securities, Inc.
3,000,000	0.220	07/06/09	3,000,000
Maturity Value: $3,000,715
Settlement Date: 05/28/09
Collateralized by Federal National Mortgage Association, 7.000%, due 04/01/37. The market value of the collateral, including accrued interest, was $3,089,999.
Joint Repurchase Agreement Account II
86,200,000	0.183	06/01/09	86,200,000
Maturity Value: $86,201,315
UBS Securities LLC
2,000,000	0.230	07/10/09	2,000,000
Maturity Value: $2,000,549
Settlement Date: 05/28/09
Collateralized by Federal National Mortgage Association, 4.000% to 6.500%, due 11/01/17 to 03/01/39. The aggregate market value of the collateral, including accrued interest, was $2,041,525.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$99,200,000

ILA MONEY MARKET PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreement-Affiliated Issuers(b)(d) — 1.1%
Goldman, Sachs & Co.
$5,000,000	0.210%	07/07/09	$5,000,000
Maturity Value: $5,001,167
Settlement Date: 05/28/09
Collateralized by Government National Mortgage Association, 5.500%, due 03/15/39. The market value of the collateral, including accrued interest, was $5,149,999.

TOTAL INVESTMENTS — 101.1%			$440,853,245

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%			(4,927,645)

NET ASSETS — 100.0%			$435,925,600

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Securities issued under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2009.
(b) These securities are not registered under the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Investment Adviser. At May 31, 2009, these securities amounted to $8,000,000 or approximately 1.8% of net assets.
(c) All or a portion represents a forward commitment.
(d) Unless noted, all repurchase agreements were entered into on May 29, 2009. Additional information on Joint Repurchase Agreement Account II appears in the Notes to the Schedule of Investments section.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based on either the U.S. Treasury Bill Rate, London Interbank Offering Rate, Prime Lending Rate or Federal Funds Rate.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA PRIME OBLIGATIONS PORTFOLIO
Schedule of Investments
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 31.6%
Amsterdam Funding Corp.
$3,000,000	0.400%	06/03/09	$2,999,933
7,000,000	0.830	07/07/09	6,994,190
7,000,000	0.300	07/10/09	6,997,725
6,000,000	0.550	08/07/09	5,993,858
Aspen Funding Corp.
10,000,000	0.900	06/12/09	9,997,250
Atlantic Asset Securitization Corp.
10,000,000	0.300	07/07/09	9,997,000
Cafco LLC
10,000,000	0.650	08/13/09	9,986,819
Chariot Funding LLC
7,000,000	0.230	07/08/09	6,998,345
Charta LLC
10,000,000	0.650	08/12/09	9,987,000
Ciesco LLC
10,000,000	0.650	08/13/09	9,986,820
CRC Funding LLC
5,000,000	0.620	08/14/09	4,993,628
Falcon Asset Securitization Corp.
7,000,000	0.230	07/07/09	6,998,390
Gemini Securitization Corp.
5,000,000	0.550	07/30/09	4,995,493
JPMorgan Chase Funding, Inc.
10,000,000	0.850	08/10/09	9,983,472
Liberty Street Funding LLC
25,000,000	0.700	06/12/09	24,994,653
LMA Americas LLC
2,000,000	0.520	07/10/09	1,998,873
10,000,000	0.350	07/23/09	9,994,945
2,000,000	0.500	07/27/09	1,998,445
Old Line Funding Corp.
7,000,000	0.650	07/09/09	6,995,197
Regency Markets No.1 LLC
8,666,000	0.500	08/17/09	8,656,732
Straight-A Funding LLC
4,000,000	0.390	08/25/09	3,996,316
Thames Asset Global Securitization, Inc.
17,026,000	0.570	08/03/09	17,009,017
Variable Funding Capital Corp.
5,000,000	1.150	08/10/09	4,988,820
10,000,000	1.000	10/13/09	9,962,778
Yorktown Capital LLC
10,000,000	0.720	06/05/09	9,999,200

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$207,504,899

Certificate of Deposit — 0.8%
Bank of America N.A.
$5,000,000	0.750%	07/06/09	$5,000,000

U.S. Government Guarantee Commercial Paper* — 2.3%
General Electric Capital Corp.
$2,000,000	0.600%	06/05/09	$1,999,867

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Guarantee Commercial Paper — (continued)
$2,000,000	0.600%		06/08/09	$1,999,767
1,000,000	0.600		06/09/09	999,867
3,000,000	0.850		07/22/09	2,996,387
3,000,000	0.850		07/23/09	2,996,316
4,000,000	0.850		07/27/09	3,994,711

TOTAL U.S. GOVERNMENT GUARANTEE COMMERCIAL PAPER				$14,986,915

U.S. Government Guarantee Note* — 0.3%
Bank of America N.A.
$2,000,000	0.700%		08/05/09	$2,000,000

U.S. Government Guarantee Variable Rate Obligation*(a)(b) — 0.6%
Bank of America N.A.
$4,000,000	1.104%		07/29/09	$4,000,000

Master Demand Note — 1.5%
Bank of America Securities LLC
$10,000,000	0.700%		06/09/09	$10,000,000

U.S. Government Agency Obligations — 26.2%
Federal Home Loan Bank
$5,000,000	0.335	%(a)	06/01/09	$4,999,858
9,000,000	0.528	(a)(c)	06/01/09	8,997,561
3,000,000	0.560	(a)	06/01/09	3,000,000
5,000,000	1.104	(a)	06/08/09	4,999,160
10,000,000	1.293	(a)	06/10/09	10,000,000
7,000,000	3.125		06/19/09	6,999,853
2,000,000	0.236	(a)	06/28/09	1,999,475
2,000,000	2.700		07/07/09	1,999,970
1,000,000	0.869	(a)	07/09/09	999,914
8,000,000	0.859	(a)	07/13/09	7,999,654
3,000,000	0.603	(a)	08/19/09	2,999,559
5,000,000	2.720		09/18/09	5,000,000
6,000,000	0.950		04/05/10	5,996,294
Federal Home Loan Mortgage Corp.
7,000,000	1.244	(a)	06/03/09	6,997,252
20,000,000	1.211	(a)	07/07/09	20,006,411
10,000,000	1.039	(a)	07/13/09	10,000,000
11,000,000	0.670		11/20/09	10,964,788
7,000,000	1.000		02/04/10	6,951,778
7,500,000	0.420		02/08/10	7,477,950
13,000,000	0.660		05/04/10	12,919,682
Federal National Mortgage Association
5,000,000	0.410	(a)	06/01/09	4,999,871
8,000,000	0.140		07/06/09	7,998,911
10,000,000	1.029	(a)	07/13/09	9,996,643

ILA PRIME OBLIGATIONS PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Government Agency Obligations — (continued)
$7,500,000	0.420%	02/08/10	$7,477,950

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$171,782,534

Variable Rate Obligations(a) — 4.9%
Bank of America N.A.
$5,000,000	1.397%	07/06/09	$5,000,000
General Electric Capital Corp.
10,000,000	0.349	06/24/09	10,000,000
JPMorgan Chase & Co.
2,417,000	1.381	06/02/09	2,416,999
Metropolitan Life Global Funding I
5,000,000	1.419	07/09/09	5,000,000
Wachovia Bank N.A.
5,000,000	1.586	07/06/09	5,000,712
Wells Fargo & Co.
5,000,000	1.397	06/23/09	5,001,060

TOTAL VARIABLE RATE OBLIGATIONS			$32,418,771

U.S. Treasury Obligations — 1.6%
United States Treasury Bills
$7,000,000	0.210%	06/04/09	$6,999,878
1,600,000	0.500	04/01/10	1,593,244
1,600,000	0.500	05/06/10	1,592,467

TOTAL U.S. TREASURY OBLIGATIONS			$10,185,589

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$457,878,708

Repurchase Agreements-Unaffiliated Issuers(d) — 29.8%
Bank of America Securities LLC
$5,000,000	0.200%	07/07/09	$5,000,000
Maturity Value: $5,001,111
Settlement Date: 05/28/2009
Collateralized by Federal National Mortgage Association, 6.000%, due 12/01/34. The market value of the collateral, including accrued interest, was $5,149,999.
Barclays Capital, Inc.
11,000,000	0.200	07/06/09	11,000,000
Maturity Value: $11,002,383
Settlement Date: 5/28/2009
Collateralized by Government National Mortgage Association, 4.500%, due 05/20/39. The market value of the collateral, including accrued interest, was $11,220,001.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers — (continued)
Deutsche Bank Securities, Inc.
$5,000,000	0.220%	07/06/09	$5,000,000
Maturity Value: $5,001,192
Settlement Date: 05/28/2009
Collateralized by Federal National Mortgage Association, 7.000% due 04/01/2037. The market value of the collateral, including accrued interest, was $5,099,999.
Joint Repurchase Agreement Account II
171,700,000	0.183	06/01/09	171,700,000
Maturity Value: $171,702,618
UBS Securities LLC
3,000,000	0.230	07/10/09	3,000,000
Maturity Value: $3,000,824
Settlement Date: 05/28/09
Collateralized by Federal Home Loan Mortgage Corp., 7.000% to 15.000%, due 07/01/09 to 03/01/21 and Federal National Mortgage Association, 3.500% to 12.500%, due 07/01/09 to 05/01/39. The aggregate market value of the collateral, including accrued interest, was $3,060,733.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$195,700,000

Repurchase Agreement-Affiliated Issuers(b)(d) — 1.7%
Goldman, Sachs & Co.
$11,000,000	0.210%	07/07/09	$11,000,000
Maturity Value: $11,002,567
Settlement Date: 05/28/2009
Collateralized by Government National Mortgage Association, 5.500%, due 03/15/2039. The market value of the collateral, including accrued interest, was $11,329,999.

TOTAL INVESTMENTS — 101.3%			$664,578,708

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%			(8,804,553)

NET ASSETS — 100.0%			$655,774,155

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Securities issued under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.

ILA PRIME OBLIGATIONS PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2009.
(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At May 31, 2009, these securities amounted to $15,000,000 or approximately 2.3% of net assets.
(c) All or a portion represents a forward commitment.
(d) Unless noted, all repurchase agreements were entered into on May 29, 2009. Additional information on Joint Repurchase Agreement Account II appears in the Notes to the Schedule of Investments section.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based on either the U.S. Treasury Bill Rate, London Interbank Offering Rate, Prime Lending Rate or Federal Funds Rate.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — 96.5%
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 (Citibank N.A. SPA) (A-1)(a)
$5,700,000	0.340%	06/04/09	$5,700,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-11453 Series 2008 (Citigroup N.A. SPA) (A-1)(a)
1,600,000	0.340	06/04/09	1,600,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2003 C RMKT (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,225,000	0.120	06/04/09	1,225,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2006 C RMKT 08/28/08 (California Public Employees Retirement System and Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
2,000,000	0.100	06/04/09	2,000,000
California Communities Note Program TRANS Series 2008 A-3 (SP-1+/MIG1)
3,000,000	3.000	06/30/09	3,003,188
California Department of Water Resources CP Series 2009 (Landesbank Hessen-Thueringen SPA) (A-1)
1,571,000	0.500	06/22/09	1,571,000
California Educational Facilities Authority Austin Trust Certificates VRDN RB for Claremont McKenna College Series 2009-1208 (Bank of America N.A. SPA) (VMIG1)(a)
5,000,000	0.290	06/04/09	5,000,000
California Educational Facilities Authority Austin Trust Certificates VRDN RB Series 2007-1012 (Bank of America N.A. SPA) (A-1)(a)
5,000,000	0.290	06/04/09	5,000,000
California Educational Facilities Authority VRDN RB for Stanford University Floater Certificates Series 2001-487 (Morgan Stanley & Co. SPA) (A-1)(a)
755,000	0.310	06/04/09	755,000
California Educational Facilities Authority VRDN RB for Stanford University Putters Series 2008-2937Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,295,000	0.270	06/04/09	4,295,000
California Educational Facilities Authority VRDN RB Putters Series 2008-2953 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,955,000	0.270	06/04/09	2,955,000
California Health Facilities Financing Authority for Kaiser Permanente CP Series 2009 E (A-1)
1,500,000	0.650	09/01/09	1,500,000
California Health Facilities Financing Authority VRDN RB Catholic West Series 2005 H (Bank of America N.A. LOC) (A-1/VMIG1)
1,500,000	0.200	06/03/09	1,500,000
California Health Facilities Financing Authority VRDN RB Catholic West Series 2008 B (Bank of America N.A. LOC) (A-1/VMIG1)
750,000	0.200	06/03/09	750,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C (A-1)
600,000	0.100	06/03/09	600,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Series 2007-1858 (Wells Fargo Bank N.A. SPA) (A-1+)(a)
13,200,000	0.390	06/04/09	13,200,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
California Health Facilities Financing Authority VRDN RB Refunding for Lucile Salter Packard Children’s Hospital VRDN Series 2008 B (A-1+/VMIG1)
$1,000,000	0.150%	06/04/09	$1,000,000
California Health Facilities Financing Authority VRDN RB Refunding for Lucille Packard Children’s Hospital Series 2008 C (A-1+/VMIG1)
10,510,000	0.150	06/04/09	10,510,000
California Infrastructure & Economic Development Bank for J Paul Getty Trust CP Series 2009-2 (A-1)
3,000,000	0.600	09/03/09	3,000,000
5,000,000	0.700	12/03/09	5,000,000
California Infrastructure & Economic Development Bank VRDN RB Floaters Series 2009-3029 (AMBAC) (Morgan Stanley & Co. SPA) (A-1)(a)
8,000,000	0.310	06/04/09	8,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-4 (Bayerische Landesbank LOC) (A-1+/VMIG1)
700,000	0.450	06/01/09	700,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-5 (Bayerische Landesbank and Westdeutsche Landesbank LOC) (A-1+/VMIG1)
7,700,000	0.300	06/01/09	7,700,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-10 (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
4,810,000	0.200	06/05/09	4,810,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-8 (Bayerische Landesbank LOC) (A-1+/VMIG1)
3,500,000	1.750	06/04/09	3,500,000
California State Department of Water Resources VRDN RB Putters Series 2009-3361 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,125,000	0.590	06/04/09	5,125,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC) (Citibank N.A.) (A-1)(a)
3,000,000	0.440	06/04/09	3,000,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2009 (A-1)
3,000,000	0.300	07/28/09	3,000,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2009 S-K (A-1)
4,000,000	0.550	08/24/09	4,000,000
California Statewide Communities Development Authority VRDN RB for Cottage Health System Series 2008 C (A-1)
9,500,000	0.130	06/04/09	9,500,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 B (A-1)
5,100,000	0.100	06/03/09	5,100,000
California Statewide Communities Development Authority VRDN RB Refunding for St. Joseph Health System Series 2008 A (A-1+/VMIG1)
7,900,000	0.130	06/04/09	7,900,000
Desert Community College District GO VRDN Floaters Series 2009-3016 (FSA) (Morgan Stanley & Co. SPA) (A-1)(a)
6,035,000	0.330	06/04/09	6,035,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 E (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
$2,200,000	0.150%	06/03/09	$2,200,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 G (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
7,050,000	0.150	06/03/09	7,050,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Series 2008 A (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
15,000	0.120	06/03/09	15,000
Fresno California VRDN RB for Trinity Health Credit Series 2000 C (Landesbank Hessen-Thueringen and Chase Bank USA N.A. SPA) (A-1+/VMIG1)
1,800,000	0.200	06/04/09	1,800,000
Fresno County TRANS Series 2008 (SP-1+)
5,000,000	3.000	06/30/09	5,005,354
Huntington Beach California MF Hsg. VRDN RB Refunding Series 1996 RMKT (FHLMC) (VMIG1)
825,000	0.150	06/03/09	825,000
Long Beach Unified School District GO VRDN Floaters Series 2009-3022 (Morgan Stanley & Co.) (A-1)(a)
6,665,000	0.330	06/04/09	6,665,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB Series 1985 RMKT (FNMA) (VMIG1)
5,000,000	0.180	06/03/09	5,000,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA) (A-1+)
4,059,000	0.150	06/04/09	4,059,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA) (A-1+)
4,661,000	0.150	06/04/09	4,661,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Series 2008 A-1 (Bank of America N.A. SPA) (A-1/VMIG1)
10,000	0.100	06/04/09	10,000
Los Angeles County TRANS Series 2008 A (SP-1+/MIG1)
8,000,000	3.000	06/30/09	8,008,885
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Series 2002 C1 (BNP Paribas LOC) (A-1+/VMIG1)
500,000	0.150	06/03/09	500,000
Los Angeles Department of Water & Power RB Power System Series 2005 Subseries A-1 (AA-/Aa3)
1,125,000	4.000	07/01/09	1,127,600
Los Angeles Department of Water & Power VRDN RB Putters Series 2008-3154 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,660,000	0.270	06/04/09	6,660,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2009-3422 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,220,000	0.270	06/04/09	2,220,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-5 (Royal Bank of Canada, California State Teachers Retirement and California Public Employees Retirement System SPA) (A-1+/VMIG1)

$1,800,000	0.100%	06/04/09	$1,800,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-7 (Royal Bank of Canada ,California State Teachers Retirement and California Public Employees Retirement System SPA) (A-1+/VMIG1)

2,000,000	0.100	06/04/09	2,000,000
Los Angeles GO Bonds Series 2008 A (AA/Aa2)
2,000,000	4.000	09/01/09	2,012,172
Los Angeles GO TRANS Series 2008 (SP-1+/MIG1)
9,325,000	3.000	06/30/09	9,338,320
Los Angeles Municipal Improvement Corp. Lease Revenue CP Series 2009 (A-1)
1,000,000	0.350	06/01/09	1,000,000
Los Angeles Unified School District VRDN COPS Administration Building Project Series 2008 A (Bank of America N.A. LOC) (A-1/VMIG1)
2,500,000	0.150	06/03/09	2,500,000
Metropolitan Water District Southern California Waterworks RB Refunding Series 2001 A (AAA/Aa2)
2,920,000	5.125	07/01/09	2,927,341
Metropolitan Water District Southern California Waterworks VRDN RB Putters Series 2009-3289 (JPMorgan Chase & Co.) (A-1+)(a)
2,225,000	0.270	06/04/09	2,225,001
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11301 Series 2007 (Citibank N.A. SPA) (A-1)(a)
2,480,000	0.340	06/04/09	2,480,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
6,780,000	0.700	06/01/09	6,780,000
Napa Valley Unified School District GO TRANS Series 2008 (SP-1+)
7,750,000	3.000	06/30/09	7,760,737
Newport Beach California VRDN RB Refunding for Hoag Memorial Hospital Series 2008 A (VMIG1)
5,000,000	1.800	06/01/09	5,000,000
Newport Beach California VRDN RB Refunding for Hoag Memorial Hospital Series 2008 D (Bank of America N.A. LOC) (A-1/VMIG1)
1,800,000	0.200	06/03/09	1,800,000
Oakland California GO TRANS Series 2008 (SP-1+/MIG1)
5,000,000	3.000	07/17/09	5,008,991
Orange County Apartment Development VRDN RB for Park Ridge Villas Series 1998 (FNMA) (A-1+)
2,830,000	0.150	06/04/09	2,830,000
Orange County Sanitation District COPS Refunding RANS Series 2008 C (Bank of America N.A. SPA) (SP-1+)
4,500,000	2.500	12/10/09	4,535,625
Pasadena California Certificates Partner VRDN COPS Series 2008 A (Bank of America N.A. LOC) (A-1)
3,700,000	0.150	06/04/09	3,700,000
Peralta Community College District GO VRDN Floaters Series 2009-3019 (FSA) (Morgan Stanley & Co. SPA) (A-1)(a)
5,000,000	0.310	06/04/09	5,000,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
Peralta Community College District GO VRDN Putters Series 2008-2682 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
$615,000	0.590%	06/04/09	$615,000
Riverside VRDN COPS Refunding Series 2008 (Bank of America N.A. LOC) (A-1)
6,300,000	0.150	06/04/09	6,300,000
Riverside Water Revenue VRDN RB Refunding Series 2008 A (Bank of America N.A. SPA) (A-1+)
2,700,000	0.150	06/04/09	2,700,000
Sacramento County Sanitation District Financing Authority VRDN RB Refunding Subordinated Lien Series 2008 A (Bank of America N.A. LOC) (A-1/VMIG1)
1,000,000	0.200	06/01/09	1,000,000
Sacramento County Sanitation District Financing Authority VRDN RB Refunding Subordinated Lien Series 2008 C (Bank of America N.A. LOC) (A-1/VMIG1)
3,850,000	0.200	06/01/09	3,850,000
Sacramento County Sanitation District Financing Authority VRDN RB Refunding Subordinated Lien Series 2008 D (Bank of America N.A. LOC) (A-1/VMIG1)
1,335,000	0.200	06/01/09	1,335,000
San Bernadino County Flood Control District VRDN RB Series 2008 (UBS AG LOC) (A-1/VMIG1)
5,500,000	0.100	06/04/09	5,500,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank & Co. SPA) (A-1+)(a)
4,000,000	0.270	06/04/09	4,000,000
San Diego County & School District TRANS Series 2008 (SP-1+/MIG1)
13,000,000	3.500	06/30/09	13,025,646
San Diego County Water Authority CP Series 2009-2 (BNP Paribas SPA) (A-1)
3,000,000	0.580	07/07/09	3,000,000
San Diego Unified School District GO TRANS Series 2008 (SP-1+/MIG1)
5,350,000	3.000	07/01/09	5,355,928
San Diego Water Authority CP Series 2009 (Bayerische Landesbank SPA) (A-1)
15,000,000	0.550	06/11/09	15,000,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11251 (Citibank N.A. SPA) (A-1)(a)
7,290,000	0.340	06/04/09	7,290,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS-RR-II R-12223 Series 2007 (Citibank N.A. SPA) (A-1/VMIG1)(a)
1,200,000	0.340	06/04/09	1,200,000
San Francisco Transportation Authority CP Series 2009 A (Landesbank Baden-Wurttemberg SPA) (A-1)
25,650,000	0.500	07/28/09	25,650,000
San Mateo County Community College District GO VRDN ROCS RR-II-R-12120 Series 2007 (Citibank N.A. SPA) (A-1/VMIG1)(a)
5,000,000	0.340	06/04/09	5,000,000
San Ramon Valley Unified School District GO TRANS Series 2008 (SP-1+)
5,000,000	3.250	11/17/09	5,045,013
Santa Clara County Financing Authority Lease VRDN RB Refunding Multiple Facilities Project Series 2008 M (Bank of America N.A. LOC) (A-1/VMIG1)
5,050,000	0.150	06/03/09	5,050,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
Santa Clara County GO VRDN Floaters Series 2009-19C (Wells Fargo & Co. SPA) (VMIG1)(a)
$5,000,000	0.340%	06/04/09	$5,000,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 C (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
4,100,000	0.100	06/04/09	4,100,000
Southern California Public Power Authority Project VRDN RB Series 2009 (Bank of America N.A. LOC) (A-1/VMIG1)
2,800,000	0.200	06/03/09	2,800,000
University of California VRDN RB Floaters Certificates Series 2009-7C (Wells Fargo & Co. SPA) (VMIG1)(a)
14,100,000	0.340	06/04/09	14,100,000
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank SPA) (VMIG1)(a)
1,900,000	0.270	06/04/09	1,900,000
University of California VRDN RB Putters Series 2009-3368 (JPMorgan Chase Bank SPA) (VMIG1)(a)
1,500,000	0.270	06/04/09	1,500,000
University of Southern California Educational Facilities Authority VRDN RB Putters Series 2009-3424 (JPMorgan Chase Bank & Co. SPA) (A-1+)(a)
2,425,000	0.270	06/04/09	2,425,000
University of Southern California Educational Facilities Authority VRDN RB ROCS-RR-II R-11064 Series 2007 (Citibank N.A.) (A-1)(a)
3,235,000	0.340	06/04/09	3,235,000
University of Southern California VRDN RB Putters Series 2009-3342 (JPMorgan Chase Bank & Co. SPA) (VMIG1)(a)
4,995,000	0.270	06/04/09	4,995,000
Ventura County TRANS Series 2008 (SP-1+/MIG1)
4,380,000	3.500	07/01/09	4,386,732
Western Municipal Water Districts Facilities Authority VRDN RB Refunding Series 2009 A (U.S. Bank N.A. LOC) (A-1+)
2,000,000	0.150	06/04/09	2,000,000

			$420,397,533

Puerto Rico(a) — 1.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA) (A-1)
$8,000,000	0.490%	06/04/09	$8,000,000

TOTAL INVESTMENTS — 98.3%			$428,397,533

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%			7,507,503

NET ASSETS — 100.0%			$435,905,036

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.
(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2009, these securities amounted to $145,175,001 or approximately 33.3% of net assets.
Interest rates represents the stated coupon rate.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.
Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Alabama — 3.9%
Alabama State Public School & College Authority RB for Capital Improvement Series 2007 (AA/Aa2)
$3,000,000	5.000%	12/01/09	$3,055,876
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
10,200,000	0.300	06/01/09	10,200,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
6,500,000	0.300	06/01/09	6,500,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 C (A-1/VMIG1)
13,500,000	0.230	06/01/09	13,500,000
Huntsville Health Care Authority CP Series 2009 (A-1)
6,000,000	0.750	06/01/09	6,000,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
4,600,000	0.450	06/04/09	4,600,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
1,800,000	0.300	06/01/09	1,800,000

			$45,655,876

Alaska — 0.5%
Alaska State Housing Finance Corp. VRDN RB Housing Development Series 2000 B (A-1+)
$2,595,000	0.150%	06/03/09	$2,595,000
Alaska State Housing Finance Corp. VRDN RB State Capital Project Series 2002 C RMKT (A-1+/VMIG1)
3,250,000	0.120	06/04/09	3,250,000

			$5,845,000

Arizona — 1.4%
Arizona School District TANS Financing Program COPS Series 2008 (SP-1+/MIG1)
$2,700,000	3.000%	07/30/09	$2,705,900
Arizona State Transportation Board Highway Revenue VRDN RB Putters Series 2008-3151 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,605,000	0.320	06/04/09	6,605,000
Arizona Water Infrastructure Finance Authority VRDN RB Putters Series 2008-2745 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
775,000	0.320	06/04/09	775,000
Banner Health Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4511 Series 2008 (Well Fargo Bank N.A. SPA) (A-1+)(a)
1,500,000	0.380	06/04/09	1,500,000
Gilbert Arizona GO Bonds Projects of 2006 & 2007 Series 2008 (AA/Aa2)
1,000,000	3.500	07/01/09	1,001,419
Salt River Project Agricultural Improvement & Power District Electric Systems RB Refunding Series 2001 A (AA/Aa1)
1,720,000	5.000	01/01/10	1,763,892

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Arizona — (continued)
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROCS-RR-II R-11712 Series 2009 (Citibank N.A. SPA) (VMIG1)(a)
$2,000,000	0.390%	06/04/09	$2,000,000

			$16,351,211

California — 2.8%
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 Class A (Citibank N.A. SPA) (A-1)(a)
$2,900,000	0.340%	06/04/09	$2,900,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2009-3338 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,500,000	1.040	06/04/09	2,500,000
California Infrastructure & Economic Development Bank VRDN RB Floaters Series 2009-3029 (AMBAC) (Morgan Stanley & Co. SPA) (A-1)(a)
3,140,000	0.310	06/04/09	3,140,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-5 (Bayerische Landesbank and Westdeutsche Landesbank LOC) (A-1+/VMIG1)
6,700,000	0.300	06/01/09	6,700,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-14 (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
1,820,000	0.150	06/04/09	1,820,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2009 S-K (A-1)
2,300,000	0.550	08/24/09	2,300,000
Los Angeles California Wastewater Systems VRDN RB Putters Series 2009-3371 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,000,000	0.270	06/04/09	1,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
4,400,000	0.700	06/01/09	4,400,000
San Diego Water Authority CP Series 2009 (Bayerische Landesbank SPA) (A-1)
1,600,000	0.550	06/11/09	1,600,000
1,400,000	0.550	06/24/09	1,400,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS-RR-II R-12223 Series 2007 (Citibank N.A. SPA) (A-1/VMIG1)(a)
2,400,000	0.340	06/04/09	2,400,000
Santa Clara County VRDN RB Floaters Series 2009-19C (Wells Fargo & Co. SPA) (VMIG1)(a)
1,000,000	0.340	06/04/09	1,000,000
University of California VRDN RB Floaters Certificates Series 2009-7C (Wells Fargo & Co. SPA) (VMIG1)(a)
1,000,000	0.340	06/04/09	1,000,000

			$32,160,000

Colorado — 2.0%
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA) (AA-)
$1,000,000	0.350%	06/04/09	$1,000,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Colorado — (continued)
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-1 (Bayerische Landesbank SPA) (A-1+/VMIG1)
$575,000	0.750%	06/03/09	$575,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-4 (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
3,175,000	0.270	06/03/09	3,175,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
5,680,000	0.350	06/03/09	5,680,000
Colorado Regional Transportation District CP Series 2001 A (Westdeutsche Landesbank AG LOC) (A-1)
4,000,000	0.750	09/01/09	4,000,000
Colorado Springs Utilities Systems VRDN RB Improvement Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,200,000	0.250	06/04/09	2,200,000
Colorado Springs Utilities Systems VRDN RB Subordinated Lien Series 2000 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
500,000	0.250	06/04/09	500,000
Colorado Springs VRDN RB for Colorado College Project Series 2006 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,120,000	0.250	06/01/09	5,120,000
Denver City & County CP Series 2009 (Wachovia Bank N.A. LOC) (A-1)
800,000	0.500	06/23/09	800,000

			$23,050,000

Connecticut(a) — 0.7%
Connecticut State GO VRDN Putters Series 2008-3254 (JPMorgan Chase & Co. SPA) (F1+)
$2,000,000	0.270%	06/04/09	$2,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University ROCS-RR-II-R-10347 Series 2009 (Citibank N.A. SPA) (A-1+)
4,600,000	0.370	06/04/09	4,600,000
Connecticut State Lehman Municipal Trust Receipts VRDN RB for Yale University Floater Series 2008 K34W Reg. D (Citibank N.A. SPA) (VMIG1)
1,165,000	0.370	06/04/09	1,165,000

			$7,765,000

District of Columbia — 1.5%
District of Columbia GO VRDN Series 2001 C (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$2,055,000	0.250%	06/04/09	$2,055,000
District of Columbia VRDN RB George Washington University Series 2000 C RMKT (Bank of America N.A. LOC) (A-1+/VMIG1)
3,780,000	0.250	06/03/29	3,780,000
District of Columbia VRDN RB Putters Series 2009-3369 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,000,000	0.320	06/04/09	1,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
District of Columbia — (continued)
District of Columbia VRDN RB Refunding Series 2008 B (Bank of America N.A. LOC) (A-1+/VMIG1)
$8,315,000	0.350%	06/04/09	$8,315,000
District of Columbia Water & Sewer Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,000,000	0.320	06/04/09	2,000,000

			$17,150,000

Florida — 2.5%
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2008-1083 (Bank of America N.A. SPA) (A-1)(a)
$4,000,000	0.340%	06/04/09	$4,000,000
Florida State Board of Education GO Bonds Series 2002 F (AAA/Aa1)
1,000,000	5.250	06/01/09	1,000,000
Florida State Board of Education GO Bonds Series 2005 A (AAA/Aa1)
600,000	5.000	01/01/10	615,009
Florida State Board of Education GO VRDN ROCS-RR-II R-11302 Series 2007 (Citibank N.A. SPA) (A-1)(a)
1,990,000	0.390	06/04/09	1,990,000
Florida State Board of Education Lottery RB Series 2008 A (AAA/A2)
500,000	5.000	07/01/09	501,235
Florida State Board of Education Lottery RB Series 2008 B (AAA/A2)
620,000	3.500	07/01/09	620,860
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
890,000	0.320	06/04/09	890,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2996 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,100,000	0.320	06/04/09	4,100,000
Jacksonville Capital Project VRDN RB Series 2008 A (Bank of America N.A. LOC) (VMIG1)
3,630,000	0.350	06/04/09	3,630,000
Jacksonville Electric Authority CP Notes Series 2009 C-1 (JP Morgan Chase & Co. SPA) (A-1)
2,000,000	0.500	08/04/09	2,000,000
Jacksonville Electric Authority VRDN RB Series 2008 3-B-2 (Bank of America N.A. SPA) (A-1/VMIG1)
2,125,000	0.400	06/03/09	2,125,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
1,200,000	0.280	06/03/09	1,200,000
Orlando Utilities Commission System RB Refunding Series 2004 (AA/Aa1)
5,600,000	5.250	07/01/09	5,612,810
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2008-1117 (Bank of America N.A. SPA) (A-1+)(a)
1,000,000	0.340	06/04/09	1,000,000

			$29,284,914

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Georgia — 2.8%
Dekalb County Water & Sewer Systems VRDN RB ROCS-RR-II R-567 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
$3,135,000	0.390%	06/04/09	$3,135,000
Georgia State GO Bonds Series 2003 D (AAA/Aaa)
1,090,000	5.250	12/01/09	1,112,772
Georgia State GO Bonds Series 2009 D (AAA/Aaa)
1,225,000	2.000	05/01/10	1,242,298
Georgia State Road & Thruway Authority RB Federal Highway Grant Anticipation Bonds Series 2006 (AA-/Aa3)
1,000,000	5.000	06/01/09	1,000,000
Gwinnett County Public School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,060,000	0.320	06/04/09	1,060,000
Gwinnett County School District GO Bonds Series 2007 (AAA/Aaa)
500,000	5.000	02/01/10	515,252
Gwinnett County Water & Sewer Authority VRDN RB Series 2004 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
550,000	0.350	06/03/09	550,000
Municipal Electric Authority of Georgia BANS Series 2009 A (SP-1+/MIG1)
2,500,000	1.250	05/07/10	2,509,238
Municipal Electric Authority of Georgia CP Series 2009 (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG LOC) (A-1)
4,731,000	0.500	06/09/09	4,731,000
12,994,000	0.550	06/18/09	12,994,000
2,045,000	0.550	06/26/09	2,045,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
1,400,000	0.400	06/03/09	1,400,000

			$32,294,560

Illinois — 6.7%
Chicago Board of Education GO VRDN Refunding for Dedicated Revenues Series 2009 A-2 (Northern Trust Co. LOC) (A-1+/VMIG1)
$900,000	0.290%	06/04/09	$900,000
Chicago GO VRDN Putters Series 2009-3420 (JPMorgan Chase & Co. SPA) (A-1+)(a)
310,000	0.490	06/04/09	310,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN ROCS-RR-II R-11692 Series 2008 (Citibank N.A. SPA) (A-1)(a)
1,845,000	0.390	06/04/09	1,845,000
Chicago Water Authority VRDN RB Floaters Certificates Series 2008-60C (FSA) (Wells Fargo Bank N.A. SPA) (F1+)(a)
2,000,000	0.490	06/04/09	2,000,000
Cook County GO TANS Series 2008 (SP-1+/MIG1)
1,000,000	3.000	08/03/09	1,002,405
Du Page Water Commission GO Bonds Refunding Series 2001 (AAA/Aaa)
900,000	5.250	03/01/10	932,544
Illinois Educational Facilities Authority VRDN RB University of Chicago Series 2001 B-1 (VMIG1)
1,000,000	1.850	07/28/09	1,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois — (continued)
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 A-1 (A-1+/VMIG1)
$2,835,000	0.650%	01/14/10	$2,835,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries B-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,450,000	0.300	06/03/09	4,450,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-1 (UBS AG SPA) (A-1/VMIG1)
3,400,000	0.270	06/04/09	3,400,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-3 (UBS AG SPA) (A-1/VMIG1)
5,000,000	0.270	06/04/09	5,000,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B (A-1+/VMIG1)
4,000,000	0.600	02/01/10	4,000,000
Illinois Health System Sisters Hospital CP Series 2008 A (A-1)
5,000,000	0.650	07/01/09	5,000,000
5,000,000	0.600	08/11/09	5,000,000
Illinois State GO Notes Certificates Series 2009 (SP-1)
10,000,000	4.000	04/26/10	10,224,213
21,700,000	4.000	05/20/10	22,183,403
Illinois State GO VRDN Putters Series 2008-3257 (FGIC) (JPMorgan Chase & Co. SPA) (A-1)(a)
1,995,000	0.990	06/04/09	1,995,000
Illinois State GO VRDN Putters Series 2009-3387 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,000,000	0.490	06/04/09	2,000,000
University of Illinois VRDN RB Auxiliary Facilities System Putters Series 2009-3348 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,000,000	0.320	06/04/09	3,000,000

			$77,077,565

Indiana — 0.6%
Indiana State Finance Authority RB for Revolving Fund Program Series 2006 A (AAA/Aaa)
$500,000	5.000%	02/01/10	$513,981
Indiana State Finance Authority VRDN RB Ascension Health Credit Series 2008 E-1 (A-1+/VMIG1)
1,000,000	0.210	06/03/09	1,000,000
Indiana State Health System Finance Authority VRDN RB for Sisters of St. Francis Health Series 2008 G (Bank of New York LOC) (VMIG1)
1,250,000	0.200	06/04/09	1,250,000
Indiana University VRDN RB Putters Series 2008-2494 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,115,000	0.320	06/04/09	1,115,000
Indianapolis Local Public Improvement Bond Bank RANS Series 2009 E (SP-1+/MIG1)
2,000,000	0.800	03/31/10	2,000,000
Indianapolis Local Public Improvement Bond Bank VRDN RB Putters Series 2009-3437 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,000,000	0.320	06/04/09	1,000,000

			$6,878,981

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Kansas — 0.5%
Kansas State Development Finance Authority VRDN RB Sisters of Charity Series 2006 C (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
$1,115,000	0.300%	06/01/09	$1,115,000
Kansas State Development Finance Authority VRDN RB Sisters of Charity Series 2006 D (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
5,000,000	0.300	06/01/09	5,000,000

			$6,115,000

Kentucky — 0.1%
Kentucky Asset/Liability Community General Fund TRANS Series 2008 A (SP-1+/MIG1)
$1,600,000	3.000%	06/25/09	$1,601,261

Louisiana — 0.4%
Louisiana Public Facilities Authority VRDN RB Refunding for Christus Health Series 2008 D-1 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
$3,000,000	0.220%	06/03/09	$3,000,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
2,115,000	0.250	06/03/09	2,115,000

			$5,115,000

Maryland — 1.8%
Anne Arundel County CP Series 2009 (Westdeutsche Landesbank AG SPA) (A-1)
$1,500,000	0.850%	07/10/09	$1,500,000
2,000,000	0.850	07/28/09	2,000,000
John Hopkins CP Series 2009 B
1,125,000	0.500	08/24/09	1,125,000
John Hopkins University Health System CP Series 2009 B (Wachovia Bank N.A. SPA) (A-1)
5,000,000	0.400	07/01/09	5,000,000
2,500,000	0.600	07/01/09	2,500,000
Maryland State Austin Trust Certificates GO VRDN Series 2008-1194 (Bank of America N.A. SPA) (A-1)(a)
4,875,000	0.340	06/04/09	4,875,000
Maryland State GO Bonds Local Facilities Second Series 2003 (AAA/Aaa)
2,865,000	5.000	08/01/09	2,879,156
Montgomery County GO Bonds Series 2008 A (AAA/Aaa)
500,000	5.000	01/01/10	513,285
Washington Suburban Sanitation District GO Bonds Series 2002 (AAA/Aaa)
1,000,000	5.000	06/01/09	1,000,000

			$21,392,441

Massachusetts — 1.9%
Boston Water & Sewer System CP Series 2009 (Bank of America N.A. SPA)
$500,000	0.600%	07/07/09	$500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Massachusetts — (continued)
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$3,595,000	0.300%	06/04/09	$3,595,000
Massachusetts Bay Transportation Sales Tax Austin Trust Certificates VRDN RB Series 2008-1111 (Bank of America N.A. SPA) (A-1)(a)
1,500,000	0.290	06/04/09	1,500,000
Massachusetts State Austin Trust Certificates VRDN RB for Harvard University Series 2008-3320 (Bank of America N.A. SPA) (A-1)(a)
1,560,000	0.290	06/04/09	1,560,000
Massachusetts State GO Notes Series 1999 C (AAA/Aa2)
1,000,000	5.750	09/01/09	1,018,731
Massachusetts State GO VRDN Putters Series 2009-3402 (AMBAC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,700,000	0.590	06/04/09	1,700,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2009 H-1 (A-1)
2,000,000	0.650	08/03/09	2,000,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2009 H-2 (A-1)
2,090,000	0.380	10/01/09	2,090,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Wellesley College Series 1992 E (A-1+/VMIG1)
2,585,000	0.100	06/03/09	2,585,000
Massachusetts State Water Resources Authority CP Series 2009-94 (Bayerische Landesbank LOC) (A-1)
1,600,000	0.600	06/08/09	1,600,000
3,500,000	0.750	06/09/09	3,500,000

			$21,648,731

Michigan — 4.1%
Central Michigan University VRDN RB Refunding General Series 2008 A (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$2,000,000	0.250%	06/04/09	$2,000,000
Lenawee County Hospital Finance Authority VRDN RB Refunding & Improvement Promedica Healthcare Series 2008 C (UBS AG LOC) (A-1/VMIG1)
1,000,000	0.420	06/03/09	1,000,000
Michigan Municipal Bond Authority RB for Clean Water Revolving Series 1999 (AAA/Aaa)
2,170,000	5.500	10/01/09	2,202,953
Michigan State GO RANS Series 2008 B (SP-1+/MIG1)
5,000,000	3.000	09/30/09	5,022,071
Michigan State GO TANS Series 2008 A (SP-1+/MIG1)
26,000,000	3.000	09/30/09	26,088,299
Michigan State Hospital Finance Authority for Trinity Health Credit CP Series 2009 (A-1)
7,100,000	0.400	07/01/09	7,100,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-3 (A-1+/VMIG1)
1,000,000	0.210	06/03/09	1,000,000
Michigan State University VRDN RB Refunding General Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,150,000	0.200	06/03/09	1,150,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Michigan — (continued)
University of Michigan Regents CP Series 2009 (A-1)
$1,000,000	0.400%	07/01/09	$1,000,000
University of Michigan VRDN RB Hospital Series 1995 A (A-1+/VMIG1)
600,000	0.230	06/03/09	600,000

			$47,163,323

Minnesota — 3.3%
Minneapolis City GO Bonds Series 2009 (AAA/Aa1)
$1,300,000	2.000%	12/01/09	$1,310,325
Minneapolis Health Care System VRDN RB for Fairview Health Services Series 2008 C (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
2,000,000	0.200	06/03/09	2,000,000
Minneapolis Health Care System VRDN RB for Fairview Health Services Series 2008 D (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
2,300,000	0.270	06/03/09	2,300,000
Minnesota State GO Bonds Highway & Various Purpose Series 2007 (AAA/Aa1)
1,000,000	5.000	08/01/09	1,005,108
Minnesota State GO Bonds Refunding Series 2007 (AAA/Aa1)
1,245,000	5.000	08/01/09	1,251,761
Minnesota State GO Bonds Series 1999 (AAA/Aa1)
620,000	5.250	08/01/09	623,555
Minnesota State GO Bonds Series 2001 (AAA/Aa1)
4,810,000	5.000	10/01/09	4,857,175
Minnesota State GO Bonds Series 2005 (AAA/Aa1)
3,000,000	5.000	10/01/09	3,029,311
Minnesota State GO VRDN Putters Series 2008-3265 (JPMorgan Chase & Co. SPA) (A-1)(a)
6,390,000	0.320	06/04/09	6,390,000
Minnesota State Higher Education Facilities VRDN RB for Carleton College Series 2005 6-D (Wells Fargo Bank N.A. SPA) (VMIG1)
1,365,000	0.190	06/04/09	1,365,000
Rochester Health Care Facilities Mayo CP Series 2001 A (Wachovia Bank N.A. SPA) (A-1)
3,400,000	0.500	06/01/09	3,400,000
Rochester Health Care Facilities Mayo CP Series 2000 B (U.S. Bank N.A. SPA) (A-1)
5,500,000	0.700	06/01/09	5,500,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 E (A-1+)
1,700,000	0.550	05/10/10	1,700,000
University of Minnesota CP Series 2009 (A-1)
2,300,000	0.300	07/01/09	2,300,000
1,560,000	0.300	07/07/09	1,560,000

			$38,592,235

Mississippi — 0.3%
Mississippi State Hospital Equipment & Facilities Authority VRDN RB for Baptist Memorial Health Services Series 2004 B2 (AA)
$3,185,000	0.750%	09/01/24	$3,185,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Missouri — 2.0%
Missouri State Health & Educational Facilities Authority RB for Ascension Health Series 2008 C-4 (VMIG1)
$1,000,000	3.500%	11/15/09	$1,012,094
Missouri State Health & Educational Facilities Authority RB for Ascension Health Series 2008 C-5 (VMIG1)
1,000,000	3.500	11/15/09	1,008,810
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
6,000,000	0.150	06/04/09	6,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 A-1 RMKT (Bank of America N.A. LOC) (A-1+)
3,000,000	0.350	06/03/09	3,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-2 RMKT (Bank of America N.A. LOC) (A-1)
3,100,000	0.350	06/03/09	3,100,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-3 RMKT (UBS AG SPA) (A-1+)
3,200,000	0.300	06/03/09	3,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-5 RMKT (U.S. Bank N.A. SPA) (A-1+)
5,500,000	0.300	06/03/09	5,500,000

			$22,820,904

Montana — 0.6%
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Series 2006 A (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
$6,700,000	0.300%	06/01/09	$6,700,000

Nebraska(a) — 0.3%
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)
$4,000,000	0.390%	06/04/09	$4,000,000

Nevada — 2.2%
Clark County GO VRDN Austin Trust Certificates Series 2008-1171 (Bank of America N.A. SPA) (A-1)(a)
$6,170,000	0.340%	06/04/09	$6,170,000
Clark County GO VRDN ROCS-RR-II R-11507 Series 2008 (Citibank N.A. SPA) (A-1)(a)
2,900,000	0.390	06/04/09	2,900,000
Clark County School District GO Bonds Tax Building Series 2008 A (AA/Aa2)
7,000,000	5.000	06/15/09	7,008,394
Las Vegas Valley Water District CP Series 2009 (BNP Paribas SPA) (A-1)
7,000,000	0.300	06/01/09	7,000,000
Nevada State GO Bonds for Capital Improvement Series 2006 E (AAA/Aa1)
500,000	5.000	03/01/10	516,691
Nevada State GO Bonds Refunding for Capital Improvement Series 2005 A (AA+/Aa2)
1,000,000	5.000	02/01/10	1,028,832

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Nevada — (continued)
Nevada State GO Bonds Series 1999 A (AA+/Aa2)
$1,000,000	5.000%	07/01/09	$1,002,478

			$25,626,395

New Jersey — 0.2%
New Jersey Health Care Facilities Financing Authority VRDN RB Virtua Health, Inc. Series 2009 D (TD Banknorth N.A. LOC) (A-1+)
$1,000,000	0.250%	06/04/09	$1,000,000
New Jersey State Environmental Infrastructure RB Series 2007 A (AAA/Aaa)
1,090,000	5.000	09/01/09	1,100,490

			$2,100,490

New Mexico — 0.8%
Bernalillo County TRANS Series 2008 (SP-1+/MIG1)
$3,000,000	2.500%	12/15/09	$3,024,531
New Mexico Finance Authority Transportation VRDN RB Refunding for Subordinated Lien Series 2008 Subseries B-2 (UBS AG LOC) (A-1/VMIG1)
2,000,000	0.260	06/04/09	2,000,000
University of New Mexico VRDN RB Putters Series 2008-2498 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
365,000	0.590	06/04/09	365,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
3,965,000	0.600	06/03/09	3,965,000

			$9,354,531

New York — 12.4%
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
$1,000,000	0.300%	06/03/09	$1,000,000
New York City GO VRDN Series 1993 Subseries E-3 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
3,000,000	0.800	06/01/09	3,000,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
8,380,000	0.200	06/03/09	8,380,000
New York City GO VRDN Series 2002 Subseries C-4 (BNP Paribas LOC) (A-1+/VMIG1)
1,850,000	0.170	06/03/09	1,850,000
New York City GO VRDN Series 2002 Subseries C-5 (Bank of New York LOC) (A-1+/VMIG1)
3,380,000	0.170	06/03/09	3,380,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+/VMIG1)
2,000,000	0.150	06/03/09	2,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York City GO VRDN Series 2003 Subseries G-3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
$4,900,000	0.700%	06/03/09	$4,900,000
New York City GO VRDN Series 2004 Subseries H-2 (Bank of New York LOC) (A-1+/VMIG1)
1,850,000	0.170	06/03/09	1,850,000
New York City Municipal Water Finance Authority CP Series 2009-6 (Landesbank Baden-Hessen SPA) (A-1)
5,000,000	0.500	08/20/09	5,000,000
New York City Municipal Water Finance Authority CP Series 5 A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1)
4,000,000	0.700	06/01/09	4,000,000
3,500,000	0.400	06/05/09	3,500,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-2559 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,780,000	0.300	06/04/09	1,780,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3026 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,215,000	0.300	06/04/09	2,215,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-406 Series 2005 (Citibank N.A. SPA) (A-1)(a)
8,000,000	0.380	06/04/09	8,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-4 (BNP Paribas SPA) (A-1+/VMIG1)
1,400,000	0.230	06/04/09	1,400,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2001 C (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
500,000	0.700	06/03/09	500,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2002 Subseries C-2 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
4,900,000	0.250	06/01/09	4,900,000
New York City Transitional Finance Authority VRDN RB Putters Series 2008-3283 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,820,000	0.300	06/04/09	2,820,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
8,935,000	0.200	06/03/09	8,935,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1E (Bayerische Landesbank SPA) (A-1+/VMIG1)
2,020,000	0.450	06/03/09	2,020,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
2,300,000	0.250	06/01/09	2,300,000
New York City Transitional Finance Authority VRDN RB Series 2001 N-11 Reg. D (Citibank N.A. SPA) (VMIG1)(a)
3,500,000	0.380	06/04/09	3,500,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York State Dormitory Authority VRDN RB Rockefeller University Putters Series 2009-3320 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$1,620,000	0.300%	06/04/09	$1,620,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1189 (Bank of America N.A. SPA) (A-1)(a)
5,000,000	0.290	06/04/09	5,000,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3160 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,660,000	0.300	06/04/09	6,660,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-10393 Series 2009 (Citibank N.A. SPA) (A-1)(a)
5,340,000	0.380	06/04/09	5,340,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11560 for Memorial Sloan-Kettering Hospital Series 2008 (Citibank N.A. SPA) (A-1)(a)
2,100,000	0.380	06/04/09	2,100,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II-R-11720 Series 2009 (Citibank N.A. SPA) (A-1)(a)
3,750,000	0.380	06/04/09	3,750,000
New York State Dormitory Authority State Supported Debt VRDN RB for Mental Health Series 2003 RMKT (JPMorgan Chase & Co. SPA) (A-1+)
3,130,000	0.350	06/01/09	3,130,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,850,000	0.300	06/04/09	4,850,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3201 (JPMorgan Chase & Co. SPA) (A-1+)(a)
10,020,000	0.300	06/04/09	10,020,000
New York State Dormitory Authority VRDN RB Vassar College Putters Series 2008-3204 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,790,000	0.300	06/04/09	1,790,000
New York State Environmental Facilities Clean Water & Drinking Putters Series 2008-2871 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,640,000	0.300	06/04/09	3,640,000
New York State Environmental Facilities GO CP Series 1998 A (Bayerische Landesbank, JPMorgan Chase & Co. and Landesbank Hessen-Thueringen LOC) (A-1)
4,700,000	0.500	08/03/09	4,700,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 E (BNP Paribas LOC) (A-1+)
900,000	0.250	06/03/09	900,000
New York State Local Government Assistance Corp. VRDN RB Refunding Senior Lien Series 2008 B-CV (Royal Bank of Canada SPA) (A-1+/VMIG1)
5,400,000	0.200	06/03/09	5,400,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
2,800,000	0.250	06/03/09	2,800,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 G (Bank of Nova Scotia LOC) (A-1+/VMIG1)
1,300,000	0.150	06/03/09	1,300,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York State Thruway Authority Second General Highway & Bridge Trust Fund RB Series 2008 A (AA)
$600,000	5.000%	04/01/10	$622,869
New York State Urban Development Corp. Personal Income Tax VRDN RB Putters Series 2009-3431 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,500,000	0.300	06/04/09	1,500,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3093 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,035,000	0.300	06/04/09	1,035,000

			$143,387,869

North Carolina — 8.7%
Cary GO VRDN Public Improvement Series 2006 (Bank of New York SPA) (A-1+/VMIG1)
$2,970,000	0.280%	06/03/09	$2,970,000
Charlotte Water & Sewer Systems CP Series 2009 (Wachovia Bank N.A. SPA) (A-1)
800,000	0.450	08/13/09	800,000
Charlotte Water & Sewer Systems VRDN RB Refunding Series 2002 C (Bank of America N.A. SPA) (A-1/VMIG1)
780,000	0.350	06/04/09	780,000
Durham GO VRDN Public Improvement Series 1993 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
3,520,000	0.330	06/04/09	3,520,000
East Carolina University VRDN RB Series 2004 (Wachovia Bank N.A. SPA) (VMIG1)
990,000	0.350	06/04/09	990,000
Greensboro GO VRDN Public Improvement Series 1994 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,300,000	0.350	06/03/09	2,300,000
Guilford County GO VRDN Series 2004 (Bank of America N.A. SPA) (A-1/VMIG1)
4,450,000	0.330	06/03/09	4,450,000
Guilford County GO VRDN Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
880,000	0.350	06/04/09	880,000
Mecklenburg County GO VRDN for Public Improvement Series 2000 C (Bank of America N.A. SPA) (A-1/VMIG1)
5,200,000	0.330	06/03/09	5,200,000
Mecklenburg County GO VRDN Series 1996 C (Bank of America N.A. SPA) (A-1/VMIG1)
1,600,000	0.330	06/04/09	1,600,000
Mecklenburg County GO VRDN Series 2002 C (Bank of America N.A. SPA) (A-1/VMIG1)
3,590,000	0.350	06/03/09	3,590,000
Mecklenburg County GO VRDN Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,250,000	0.350	06/03/09	2,250,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,350,000	0.300	06/04/09	2,350,000
Mecklenburg County GO VRDN Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,000,000	0.300	06/04/09	1,000,000
Mecklenburg County GO VRDN Series 2006 A (VMIG1)
1,000,000	2.000	11/15/09	1,004,242

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
North Carolina — (continued)
Mecklenburg County VRDN COPS Series 2000 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
$2,000,000	0.350%	06/04/09	$2,000,000
Mecklenburg County VRDN COPS Series 2001 (Bank of America N.A. SPA) (A-1/VMIG1)
370,000	0.360	06/04/09	370,000
Mecklenburg County VRDN COPS Series 2005 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,600,000	0.300	06/04/09	2,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
2,950,000	0.390	06/04/09	2,950,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2009-3333 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,000,000	0.320	06/04/09	2,000,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 A (A-1+/VMIG1)
4,315,000	0.200	06/04/09	4,315,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 B (A-1+/VMIG1)
3,580,000	0.280	06/04/09	3,580,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1987 A (A-1+/VMIG1)
650,000	0.100	06/04/09	650,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1992 A (A-1+/VMIG1)
4,400,000	0.100	06/04/09	4,400,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
1,000,000	0.250	06/03/09	1,000,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health Systems Series 2005 A (Bank of America N.A. SPA) (A-1/VMIG1)
1,500,000	0.330	06/03/09	1,500,000
North Carolina Medical Care Commission Health System GO VRDN for Duke University Hospital Project Series 1993 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,830,000	0.300	06/04/09	1,830,000
North Carolina Medical Care Commission VRDN RB Refunding for Baptist Hospital Series 2009 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,000,000	0.250	06/04/09	2,000,000
North Carolina State GO VRDN for Public Improvement Series 2002 D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,150,000	0.350	06/03/09	2,150,000
North Carolina State GO VRDN for Public Improvement Series 2002 E (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
8,950,000	0.150	06/03/09	8,950,000
North Carolina State GO VRDN Refunding Series 2002 E (Bayerische Landesbank SPA) (A-1+/VMIG1)
2,800,000	0.350	06/03/09	2,800,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
North Carolina — (continued)
Raleigh Comb Enterprise System VRDN RB Series 2008 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
$900,000	0.300%	06/03/09	$900,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (A-1+/VMIG1)
1,800,000	2.500	01/20/10	1,820,912
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,000,000	0.300	06/03/09	2,000,000
University of North Carolina CP Series 2009 A (A-1)
2,000,000	0.600	09/09/09	2,000,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1/VMIG1)
1,275,000	0.350	06/04/09	1,275,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,040,000	0.300	06/04/09	1,040,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1)(a)
5,000,000	0.390	06/04/09	5,000,000
University of North Carolina VRDN RB Series 2001 B (A-1+/VMIG1)
2,585,000	0.100	06/03/09	2,585,000
Wake County GO BANS Series 2008 (SP-1+/MIG1)
1,500,000	3.500	10/15/09	1,509,892
Wake County GO VRDN Public Improvements Series 2003 B (LLoyds TSB Bank PLC SPA) (A-1/VMIG1)(a)(b)
1,000,000	0.300	06/04/09	1,000,000
Wake County GO VRDN Public Improvements Series 2003 C (LLoyds TSB Bank PLC SPA) (A-1/VMIG1)
1,200,000	0.320	06/04/09	1,200,000
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,900,000	0.320	06/04/09	2,900,000
Wilmington VRDN RB Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,000,000	0.350	06/03/09	1,000,000

			$101,010,046

Ohio — 2.8%
Cleveland Clinic CP Series 2009 (A-1)
$2,200,000	0.650%	09/01/09	$2,200,000
Cleveland Clinic VRDN RB Floater Certificates Series 2008-59C (Wells Fargo & Co. SPA) (VMIG1)(c)
2,800,000	1.000	07/23/09	2,800,000
Cleveland Waterworks VRDN RB Series 2008 Q (Bank of America N.A. LOC) (A-1/VMIG1)
1,500,000	0.350	06/04/09	1,500,000
Columbus GO VRDN Sanitation Sewer System Series 2006-1 (A-1+/VMIG1)
1,250,000	0.100	06/04/09	1,250,000
Columbus Sewer System VRDN RB Refunding Series 2008 B (A-1+/VMIG1)
2,600,000	0.150	06/04/09	2,600,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Ohio — (continued)
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B (VMIG1)
$3,250,000	0.100%	06/04/09	$3,250,000
Ohio State GO Bonds Series 2007 A (AA+/Aa1)
500,000	5.000	06/15/09	500,644
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
6,900,000	0.230	06/03/09	6,900,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 D (A-1+/VMIG1)
4,585,000	0.230	06/03/09	4,585,000
Ohio State Higher Educational Facility VRDN RB for Cleveland Clinic Putters Series 2008-3140 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,190,000	0.320	06/04/09	3,190,000
Ohio State University CP Series 2003 E (A-1)
1,500,000	0.300	07/01/09	1,500,000
1,700,000	0.250	08/03/09	1,700,000

			$31,975,644

Oregon — 0.8%
Oregon State GO VRDN Series 1985 73-F (Bayerische Landesbank SPA) (VMIG1)
$4,650,000	0.750%	06/03/09	$4,650,000
Oregon State GO VRDN Series 1985 73-G (JPMorgan Chase & Co. SPA) (VMIG1)
2,700,000	0.150	06/03/09	2,700,000
Oregon State GO VRDN Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
2,400,000	0.200	06/03/09	2,400,000

			$9,750,000

Pennsylvania — 2.2%
Allegheny County VRDN RB for University of Pittsburgh Medical Center Putters Series 2009-3372 (MBIA) (JPMorgan Chase & Co. SPA) (A-1/VMIG1)(a)
$2,600,000	0.590%	06/04/09	$2,600,000
Pennsylvania State GO VRDN ROCS-RR-II R-11505 Series 2008 (Citibank N.A. SPA) (A-1)(a)
3,400,000	0.390	06/04/09	3,400,000
Philadelphia GO TRANS Series 2008 A (SP-1+/MIG1)
12,000,000	3.500	06/30/09	12,014,193
Philadelphia Water & Wastewater Systems VRDN RB Series 1997 B RMKT (Bank of America N.A. LOC) (A-1/VMIG1)
5,000,000	0.360	06/03/09	5,000,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 C (A-1+/VMIG1)
1,300,000	0.230	06/03/09	1,300,000
Washington County Authority VRDN RB Refunding for University of Pennsylvania Series 2004 (A-1+/VMIG1)
735,000	0.100	06/04/09	735,000

			$25,049,193

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Puerto Rico(a) — 0.3%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA) (A-1)
$3,000,000	0.490%	06/04/09	$3,000,000

Rhode Island — 3.8%
Rhode Island Health & Education Building Corp. Higher Educational Facilities VRDN RB for Brown University Series 2001 B (A-1+/VMIG1)
$7,115,000	0.120%	06/04/09	$7,115,000
Rhode Island Health & Education Building Corp. Higher Educational Facilities VRDN RB for Brown University Series 2003 B (A-1+/VMIG1)
1,400,000	0.100	06/04/09	1,400,000
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB Refunding for Rhode Island School of Design Series 2008 A (Bank of America N.A. LOC) (VMIG1)
3,890,000	0.400	06/03/09	3,890,000
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB Refunding for School of Design Series 2008 B (Bank of America N.A. LOC) (VMIG1)
13,150,000	0.250	06/03/09	13,150,000
Rhode Island State & Providence Plantations GO TANS Series 2008 (SP-1+)
18,400,000	3.500	06/30/09	18,419,224

			$43,974,224

South Carolina — 0.5%
Charleston Waterworks & Sewer VRDN RB Capital Improvements Series 2006 B (Wachovia Bank N.A. SPA) (A-1+)
$700,000	0.350%	06/04/09	$700,000
Charleston Waterworks & Sewer VRDN RB Refunding & Capital Improvement Series 2003 A (Bank of America N.A. SPA) (A-1/VMIG1)
1,650,000	0.350	06/04/09	1,650,000
Greenville Hospital System Facilities VRDN RB Refunding Series 2008 C (Bank of America N.A. LOC) (A-1/VMIG1)
3,000,000	0.350	06/04/09	3,000,000
South Carolina Transportation Infrastructure Bank VRDN RB Refunding Series 2003 B3 RMKT (Wachovia Bank N.A. LOC) (VMIG1)
800,000	0.230	06/03/09	800,000

			$6,150,000

Tennessee — 3.6%
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
$13,640,000	0.100%	06/04/09	$13,640,000
Shelby County Health Educational & Housing Facilities Board VRDN RB for Baptist Memorial Healthcare Series 2004 A (AA)
19,800,000	0.700	07/09/09	19,800,000
Tennessee State GO CP Series 2009 A (Tennessee Consolidated Retirement System SPA) (A-1)
5,000,000	0.550	06/11/09	5,000,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Tennessee — (continued)
Tennessee State GO CP Series 2009 C (Tennessee Consolidated Retirement System SPA) (A-1)
$3,000,000	0.400%	07/13/09	$3,000,000

			$41,440,000

Texas — 14.1%
Cypress-Fairbanks ISD GO VRDN Putters Series 2008-3084Z (PSF-GTF) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$2,500,000	0.340%	06/04/09	$2,500,000
Dallas Area Rapid Transit Sales Tax VRDN RB Putters Series 2009-3409 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,000,000	0.320	06/04/09	2,000,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-11716 Series 2009 (Citibank N.A. SPA) (A-1+)(a)
1,500,000	0.390	06/04/09	1,500,000
Dallas Waterworks & Sewer Systems RB Series 2005 (AAA/Aa2)
2,500,000	5.000	10/01/09	2,527,699
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008 53C (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(c)
2,770,000	1.000	07/23/09	2,770,000
EL Paso Water & Sewer Systems CP Series 2009 (JPMorgan Chase & Co. SPA) (A-1)
1,500,000	0.650	06/02/09	1,500,000
Fort Bend ISD GO VRDN Series 2008 25C-1 3C7 (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(c)
9,905,000	1.000	06/04/09	9,905,000
Garland CP Series 2009 (Bank of America N.A. SPA) (A-1)
1,000,000	0.700	07/07/09	1,000,000
Harris County GO VRDN ROCS-RR-II R-10360 Series 2009 (Citibank N.A. SPA) (A-1)(a)
3,000,000	0.390	06/04/09	3,000,000
Harris County Metropolitan Transit Authority CP Series 2009 A (Compass Bank and JPMorgan Chase & Co. SPA) (A-1)
5,500,000	0.650	06/25/09	5,500,000
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,000,000	0.320	06/04/09	3,000,000
Harris County VRDN RB Putters Series 2009-3418 (JPMorgan Chase & Co. SPA) (A-1+)(a)
380,000	0.590	06/04/09	380,000
Houston Community College System GO VRDN Putters Series 2009-3356 (AMBAC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
510,000	0.590	06/04/09	510,000
Houston GO CP Series 2009 E-1 (Banco Bilbao Vizcaya SPA) (A-1)
2,000,000	0.400	06/26/09	2,000,000
2,000,000	0.470	07/07/09	2,000,000
1,000,000	0.430	07/27/09	1,000,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Eagle Series 2007-0077 A (Citibank N.A. SPA) (A-1)(a)
3,430,000	0.390	06/04/09	3,430,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (VMIG1)(c)
3,300,000	1.000	06/04/09	3,300,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Houston Utility Systems VRDN RB Refunding First Lien Series 2008 A-1 (Bank of America N.A. LOC) (A-1/VMIG1)
$2,500,000	0.350%	06/04/09	$2,500,000
Longview ISD GO VRDN Putters Series 2008-3059 (PSF-GTD) (JPMorgan Chase Bank SPA) (A-1)(a)
2,295,000	0.340	06/04/09	2,295,000
Lower Colorado River Authority Transportation Contract CP Series 2009 (JPMorgan Chase & Co. SPA) (A-1)
2,300,000	0.350	06/09/09	2,300,000
Lower Colorado River Authority VRDN RB Putters Series 2008-2994 (BHAC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,710,000	0.440	06/04/09	2,710,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
1,000,000	0.290	06/04/09	1,000,000
Plano GO VRDN Floater Series 2007-1862 (Wells Fargo & Co. SPA) (VMIG1)(a)
2,915,000	0.270	06/04/09	2,915,000
Rice University CP Series 2009 (A-1)
1,000,000	0.600	06/01/09	1,000,000
1,200,000	0.550	06/10/09	1,200,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,780,000	0.320	06/04/09	1,780,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-3247 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,730,000	0.320	06/04/09	2,730,000
San Antonio IDA GO VRDN ROCS-RR-II R-10333 Series 2009 (PSF-GTD) (Citibank N.A. SPA) (A-1)(a)
2,000,000	0.390	06/04/09	2,000,000
San Antonio Water System VRDN RB Putters Series 2009-3340 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,890,000	0.320	06/04/09	1,890,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Scott and White Memorial Hospital Series 2008 A (Bank of America N.A. LOC) (A-1/VMIG1)
1,900,000	0.310	06/04/09	1,900,000
Texas A&M University RB Financing Systems Series 2005 B (AA+)
400,000	5.000	05/15/10	417,177
Texas Municipal Power Agency CP Series 2005 (Bayerische Landesbank and Bank of America N.A. LOC) (A-1)
2,000,000	0.750	06/08/09	2,000,000
Texas State Austin Trust Certificates GO VRDN Series 2008-1147 (Bank of America N.A. SPA) (A-1)(a)
5,000,000	0.340	06/04/09	5,000,000
Texas State GO Bonds Refunding for Public Finance Authority Series 2008 A (AA/Aa1)
2,250,000	5.000	10/01/09	2,275,007
Texas State GO VRDN Putters Series 2008-2568 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,960,000	0.320	06/04/09	3,960,000
Texas State Public Finance Authority CP Series 2002 (A-1+/P-1)
1,100,000	0.400	07/24/09	1,100,000
2,000,000	0.400	07/28/09	2,000,000
1,200,000	0.530	07/28/09	1,200,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Texas State Public Finance Authority CP Series 2003 C
$1,800,000	0.500%	08/24/09	$1,800,000
Texas State Public Finance Authority GO CP Series 2009 (A-1)
500,000	0.550	06/11/09	500,000
Texas State TRANS Series 2008 (SP-1+/MIG1)
26,300,000	3.000	08/28/09	26,388,301
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1)(a)
3,000,000	0.340	06/04/09	3,000,000
Texas State Transportation Commission GO Mobility Fund Series 2006 (AA/Aa1)
300,000	4.000	04/01/10	308,770
Texas State Transportation Commission State Highway Fund VRDN RB First Tier Series 2006 B (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
700,000	0.280	06/03/09	700,000
Texas State Transportation Commission State Highway Fund VRDN RB Putters Series 2009-3453 (A-1+)(a)
2,055,000	0.320	06/04/09	2,055,000
Texas State Transportation GO VRDN Floaters Series 2007-2043 (Wells Fargo Bank N.A. SPA) (F1+)(c)
1,270,000	1.000	06/04/09	1,270,000
Texas Technical University CP Series 2009 A-1
1,188,000	0.500	09/01/09	1,188,000
Texas Water Development Board Austin Trust Certificates VRDN RB Series 2008-1173 (Bank of America N.A. SPA) (A-1)
1,500,000	0.340	06/04/09	1,500,000
University of Texas CP Series 2009 (A-1)
4,000,000	0.550	06/01/09	4,000,000
1,000,000	0.500	06/11/09	1,000,000
1,700,000	0.350	07/01/09	1,700,000
4,000,000	0.500	07/28/09	4,000,000
4,076,000	0.250	08/03/09	4,076,000
1,000,000	0.350	08/03/09	1,000,000
3,500,000	0.500	08/24/09	3,500,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A. SPA) (A-1)(a)
1,000,000	0.390	06/04/09	1,000,000
University of Texas Permanent University Fund VRDN RB Series 2007-1574 (Rabobank Netherland SPA) (F1+)(a)
4,987,500	0.300	06/04/09	4,987,500
University of Texas VRDN RB Financing System Series 2008 B (A-1+/VMIG1)
1,550,000	0.100	06/04/09	1,550,000
University of Texas VRDN RB ROCS-RR-II R-11077 Series 2007 (Citibank N.A. SPA) (A-1)(a)
4,090,000	0.390	06/04/09	4,090,000
Waco Texas Educational Finance Corp. VRDN RB for Baylor University Series 2008 B (JPMorgan Chase & Co. SPA) (A-1+)
1,465,000	0.250	06/03/09	1,465,000

			$163,073,454

Utah — 1.7%
Jordan School District GO Bonds for Utah School Bond Guaranty Program Series 2007 (State of Utah SPA) (Aaa)
$500,000	4.000%	06/15/09	$500,431

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Utah — (continued)
Riverton Hospital Revenue VRDN RB for IHC Health Services, Inc. Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$5,000,000	0.320%	06/04/09	$5,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
5,000,000	0.200	06/04/09	5,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
5,800,000	0.250	06/04/09	5,800,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,020,000	0.300	06/01/09	3,020,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
700,000	0.300	06/01/09	700,000

			$20,020,431

Virginia — 0.2%
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2008 A (AA+/Aa1)
$500,000	5.000%	02/01/10	$514,154
Virginia State Public School Authority RB Refunding School Financing 1997 Series 2003 D (AA+/Aa1)
550,000	5.000	02/01/10	565,001
Virginia State Resources Authority Clean Water RB Refunding Subordinated State Revolving Fund Series 2005 (AAA/Aaa)
1,000,000	5.000	10/01/09	1,009,533
Virginia State Resources Authority Clean Water VRDN RB Floaters Series 2008-2917 (Morgan Stanley SPA) (A-1)(a)
490,000	0.370	06/04/09	490,000

			$2,578,688

Washington — 2.3%
Energy Northwest Electric VRDN RB Refunding Project No. 3 Series 2003 E (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$8,925,000	0.200%	06/03/09	$8,925,000
King County GO Bonds Refunding Series 2003 (AAA/Aaa)
500,000	5.000	06/01/09	500,000
King County Sewer System VRDN RB Junior Lien Series 2001 A (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
2,225,000	0.750	06/03/09	2,225,000
King County Sewer System VRDN RB Junior Lien Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
4,800,000	0.200	06/03/09	4,800,000
Washington State GO Bonds for Motor Vehicle Fuel Tax Series 2009 D (AA+/Aa1)
2,680,000	2.500	02/01/10	2,712,130
Washington State GO VRDN ROCS-RR-II R-12023 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
4,180,000	0.390	06/04/09	4,180,000
Washington State GO VRDN Series 1996 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
400,000	0.250	06/01/20	400,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Washington — (continued)
Washington State Health Austin Trust Certificates VRDN RB Series 2008-1180 (Bank of America N.A. SPA) (VMIG1)(a)
$1,000,000	0.340%	06/04/09	$1,000,000
Washington State Health Care Facilities Authority VRDN RB Swedish Health Services, Inc. Series 2009 B (U.S. Bank N.A. LOC) (VMIG1)
2,000,000	0.200	06/03/09	2,000,000

			$26,742,130

West Virginia — 0.1%
Marshall County VRDN PCRB for Mountaineer Carbon Co. Series 1985 (A-1+/P-1)
$1,500,000	0.300%	06/01/09	$1,500,000

Wisconsin — 0.7%
Wisconsin Health & Sisters Hospital CP Series 2003 B (FSA)
$2,000,000	0.500%	06/09/09	$2,000,000
5,075,000	0.600	08/05/09	5,075,000
Wisconsin Health System Sisters Hospital CP Series 2009 (A-1)
1,000,000	0.650	07/01/09	1,000,000

			$8,075,000

TOTAL INVESTMENTS — 98.1%			$1,136,655,097

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%			22,042,534

NET ASSETS — 100.0%			$1,158,697,631

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2009, these securities amounted to $255,242,500 or approximately 22.0% of net assets.
(b) All or a portion represents a forward commitment.
(c) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At May 31, 2009, these securities amounted to $20,045,000 or approximately 1.7% of net assets.
Interest rates represents the stated coupon rate.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BANS	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
GTD	— Guaranteed
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
PCRB	— Pollution Control Revenue Bond
PSF	— Guaranteed by Permanent School Fund
PSF-GTD	— Guaranteed by Permanent School Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

ILA TAX-EXEMPT NEW YORK PORTFOLIO
Schedule of Investments
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — 94.5%
Buffalo Municipal Water Finance Authority Water System VRDN RB Refunding Series 2008 (JPMorgan Chase & Co. LOC) (A-1+)
$4,020,000	0.190%	06/03/09	$4,020,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
9,000,000	0.300	06/03/09	9,000,000
LongIsland Power Authority Electric System VRDN RB Series 1998 Subseries 2A (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
1,850,000	0.500	06/03/09	1,850,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2B (Bayerische Landesbank LOC) (A-1+/VMIG1)
6,950,000	0.250	06/01/09	6,950,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 3B RMKT (Westdeutsche Landesbank LOC)(A-1+/VMIG1)
6,700,000	0.300	06/01/09	6,700,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-1 (Bank of Nova Scotia LOC) (A-1+)
2,300,000	0.150	06/04/09	2,300,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-2 (BNP Paribas LOC) (A-1+)
900,000	0.150	06/04/09	900,000
Nassau County IDA Civic Facility VRDN RB for Cold Spring Harbor Laboratory Series 2008 RMKT (JPMorgan Chase & Co. SPA)(VMIG1)
500,000	0.200	06/01/09	500,000
New York City Austin Trust Certificates GO VRDN Series 2008-1064 (Bank of America N.A. SPA) (A-1)(a)
1,160,000	0.290	06/04/09	1,160,000
New York City GO Bonds Fiscal 2008 Series 2007 Subseries C-1 (AA/Aa3)
2,960,000	4.250	10/01/09	2,983,686
New York City GO Bonds Series 2002 E (AA/Aa3)
2,620,000	5.250	08/01/09	2,633,406
New York City GO Bonds Series 2002 F (AA/Aa3)
2,000,000	5.250	08/01/09	2,012,042
New York City GO Bonds Series 2003 J (AA/Aa3)
1,000,000	5.000	06/01/10	1,038,596
New York City GO VRDN Series 1993 Subseries E-3 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
5,500,000	0.800	06/01/09	5,500,000
New York City GO VRDN Series 2003 Subseries G-3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
500,000	0.700	06/03/09	500,000
New York City GO VRDN Series 2004 Subseries H-8 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
5,300,000	0.450	06/03/09	5,300,000
New York City Health & Hospital
Corp. VRDN RB Health Systems Series 2008 B (GO of Corp.) (TD Banknorth LOC) (A-1+/VMIG1)
2,000,000	0.180	06/03/09	2,000,000
New York City Health & Hospital Corp. VRDN RB Health Systems Series 2008 C (GO of Corp.) (TD Banknorth LOC) (A-1+/VMIG1)
2,670,000	0.170	06/03/09	2,670,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (A-1+)
$1,800,000	0.180%	06/03/09	$1,800,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+)
6,115,000	0.180	06/03/09	6,115,000
New York City IDA Civic Facility VRDN RB ROCS RR II R-11558 Series 2008 (BHAC) (Citibank N.A.) (A-1)(a)
2,700,000	0.430	06/04/09	2,700,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2007-1038 (Bank of America N.A. SPA) (A-1)(a)
1,403,000	0.290	06/04/09	1,403,000
New York City Municipal Water Finance Authority CP Series 5 A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1+)
1,000,000	0.700	06/01/09	1,000,000
4,000,000	0.400	06/05/09	4,000,000
New York City Municipal Water Finance Authority CP Series 6 (Landesbank Baden-Wurttemberg ad Landesbank Hessen-Thueringen SPA) (A-1)
2,000,000	0.500	08/20/09	2,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3026 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,780,000	0.300	06/04/09	1,780,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-406 Series 2005 (Citibank N.A. SPA) (A-1)(a)
240,000	0.380	06/04/09	240,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-4 (BNP Paribas SPA) (A-1+/VMIG1)
1,675,000	0.230	06/04/09	1,675,000
New York City Transitional Finance Authority RB Future Tax Secured Series 2000 B (AAA/Aa1)
1,000,000	5.750	11/15/09	1,017,434
New York City Transitional Finance Authority RB Prerefunded Future Tax Series 2000 C (AAA/Aa1)
3,000,000	5.500	05/01/10	3,168,908
New York City Transitional Finance Authority RB Subordinated Future Tax Secured Series 2006 Subseries A-1 (AAA/Aa2)
5,440,000	5.000	08/01/09	5,476,598
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3B (Citibank N.A. SPA) (A-1/VMIG1)
1,200,000	0.250	06/01/09	1,200,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
1,500,000	0.250	06/01/09	1,500,000
New York City Transitional Finance Authority VRDN RB Series 2001 N-11 Reg. D (Citibank N.A.) (VMIG1)(a)
3,500,000	0.380	06/04/09	3,500,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT (VMIG1)
7,300,000	0.150	06/04/09	7,300,000

ILA TAX-EXEMPT NEW YORK PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT (VMIG1)
$1,000,000	0.150%	06/04/09	$1,000,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase & Co. SPA) (A-1+)
3,675,000	0.150	06/04/09	3,675,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 A1 (Bank of America N.A. SPA) (A-1/VMIG1)
2,000,000	0.220	06/01/09	2,000,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B1 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,970,000	0.200	06/04/09	2,970,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B2 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
400,000	0.200	06/04/09	400,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1189 (Bank of America N.A. SPA) (A-1)(a)
1,750,000	0.290	06/04/09	1,750,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1195 (Bank of America N.A. SPA) (A-1+)(a)
10,000,000	0.290	06/04/09	10,000,000
New York State Dormitory Authority for Columbia University CP Series 2002 C (A-1+)
2,000,000	0.600	07/28/09	2,000,000
New York State Dormitory Authority for Memorial Sloan-Kettering Hospital VRDN RB Putter Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+)(a)
9,155,000	0.300	06/04/09	9,155,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Series 2008 C (Bank of America N.A. SPA (A-1+/VMIG1)
3,375,000	0.250	06/01/09	3,375,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2005 A Convertible (A-1+)
10,460,000	0.180	06/04/09	10,460,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
4,000,000	0.100	06/04/09	4,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006 A-1 RMKT (Bank of America N.A. LOC) (A-1/VMIG1)
4,000,000	0.230	06/03/09	4,000,000
New York State Dormitory Authority RB for Mental Health Services Facilities Series 2003 D-1 (AA-)
2,255,000	5.000	02/15/10	2,310,310
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A. SPA) (A-1+/VMIG1)
2,660,000	0.180	06/04/09	2,660,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A. LOC) (A-1+/VMIG1)
$6,700,000	0.250%	06/01/09	$6,700,000
New York State Dormitory Authority VRDN RB for Columbia University Putter Series 2009-3304 (JPMorgan Chase & Co.) (Aaa)(a)
3,000,000	0.300	06/04/09	3,000,000
New York State Dormitory Authority VRDN RB for Cornell University Putters Series 2009-3383 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,245,000	0.300	06/04/09	3,245,000
New York State Dormitory Authority VRDN RB for Mental Health Services Facilities Series 2003 Subseries D-2G (Bank of Nova Scotia SPA) (A-1+)
2,200,000	0.250	06/04/09	2,200,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 A (A-1+/VMIG1)
2,515,000	0.150	06/03/09	2,515,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 B (A-1+/VMIG1)
2,890,000	0.150	06/03/09	2,890,000
New York State Dormitory Authority VRDN RB Putters Series 2008-3209 (JPMorgan Chase & Co. SPA) (A-1+)
7,155,000	0.300	06/04/09	7,155,000
New York State Dormitory Authority VRDN RB Secondary Issues Eagle Series 2007-0096 Class A (Citibank N.A. SPA) (A-1)(a)
885,000	0.380	06/04/09	885,000
New York State Dormitory Authority VRDN RB Secondary Issues for Columbia University Trust Receipts Series 2006 K1 Reg. D (Citibank N.A. SPA) (VMIG1)(a)
8,535,000	0.380	06/04/09	8,535,000
New York State Dormitory Authority VRDN RB Secondary Issues ROCS RR II R-11535 Series 2008 (Citibank N.A.) (A-1)(a)
2,270,000	0.380	06/04/09	2,270,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2007-1861 (Wells Fargo Bank) (A-1)(a)
3,545,000	0.250	06/04/09	3,545,000
New York State Environmental Facilities GO CP Series 1997 A (Bayerische Landesbank and Landesbank Hessen-Thueringen LOC) (A-1)
6,000,000	0.400	07/28/09	6,000,000
New York State Environmental Facilities GO CP Series 1998 A (Bayerische Landesbank, JPMorgan Chase & Co. and Landesbank Hessen-Thueringen LOC) (A-1)
3,000,000	0.500	08/03/09	3,000,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 G (Westdeutsche Landesbank AG LOC) (A-1+)
2,600,000	0.300	06/03/09	2,600,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC) (A-1+)
500,000	0.300	06/03/09	500,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA) (VMIG1)
7,100,000	0.250	06/03/09	7,100,000

ILA TAX-EXEMPT NEW YORK PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (VMIG1)
$1,100,000	0.180%	06/03/09	$1,100,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (VMIG1)
3,100,000	0.180	06/03/09	3,100,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA) (VMIG1)
4,600,000	0.180	06/03/09	4,600,000
New York State Local Government Assistance Corp. VRDN RB Refunding Senior Lien Series 2008 B-CV (Royal Bank of Canada SPA) (A-1+/VMIG1)
600,000	0.200	06/03/09	600,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
5,925,000	0.250	06/03/09	5,925,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 B (Bank of Nova Scotia LOC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,000,000	0.100	06/03/09	2,000,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,600,000	0.750	06/03/09	1,600,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 G (Bank of Nova Scotia LOC) (A-1+/VMIG1)
1,800,000	0.150	06/03/09	1,800,000
New York State Thruway Authority Second General Highway & Bridge Trust Fund RB Series 2008 A (AA)
2,000,000	5.000	04/01/10	2,076,231
New York State Thruway Authority Second General Highway & Bridge Trust Fund RB Series 2009 A-1 (AA)
6,475,000	2.500	04/01/10	6,575,674
New York State Thruway Authority Second General Highway & Bridge Trust Fund RB Series 2009 A-2 (AA)
7,000,000	2.500	04/01/10	7,107,104
New York State Urban Development Corp. Personal Income Tax VRDN RB Putters Series 2009-3433 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,500,000	0.300	06/04/09	6,500,000
Port Authority of New York & New Jersey VRDN RB Putters Series 1546 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,405,000	0.300	06/04/09	1,405,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3095 (JPMorgan Chase Bank) (VMIG1)(a)
4,445,000	0.300	06/04/09	4,445,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2009-3428 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,000,000	0.300	06/04/09	5,000,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R-664 Series 2006 (Citibank N.A.) (F1+)(a)
3,660,000	0.380	06/04/09	3,660,000
Suffolk County GO Bonds Public Improvement Series 2009 A (AA/Aa3)
2,040,000	2.000	05/15/10	2,069,247
Suffolk County GO TANS Series 2009 (SP-1+/MIG1)
10,000,000	1.750	08/13/09	10,018,980

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
Suffolk County Water Authority VRDN RB Putters Series 2009-3357 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
$3,260,000	0.590%	06/04/09	$3,260,000
Tompkins County IDA VRDN RB for Cornell University Civic Facility Series 2002 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,000	0.180	06/04/09	5,000
Tompkins County IDA VRDN RB for Cornell University Civic Facility Series 2008 A-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
635,000	0.250	06/01/09	635,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1188 (Bank of America N.A. SPA) (A-1+)(a)
3,000,000	0.290	06/04/09	3,000,000
Triborough Bridge & Tunnel Authority RB for Convention Center Project Series 1990 E (AA-/A1)
2,935,000	7.250	01/01/10	3,026,938
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3093 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,565,000	0.300	06/04/09	3,565,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (Bank of America N.A. SPA) (A-1/VMIG1)
4,775,000	0.280	06/04/09	4,775,000

			$313,638,154

Puerto Rico(a) — 3.0%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA) (A-1)
$10,000,000	0.490%	06/04/09	$10,000,000

TOTAL INVESTMENTS — 97.5%			$323,638,154

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.5%			8,252,419

NET ASSETS — 100.0%			$331,890,573

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2009, these securities amounted to $94,003,000 or approximately 28.3% of net assets.
Interest rates represents the stated coupon rate.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

ILA TAX-EXEMPT NEW YORK PORTFOLIO
Schedule of Investments (continued)
May 31, 2009 (Unaudited)

Securities ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
BHAC	— Berkshire Hathaway Assurance Corp.
CP	— Commercial Paper
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
VRDN	— Variable Rate Demand Notes

ILA TREASURY INSTRUMENTS PORTFOLIO
Schedule of Investments
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 100.0%
United States Treasury Bills
$10,000,000	0.090%	06/04/09	$9,999,925
8,000,000	0.100	06/04/09	7,999,933
6,000,000	0.140	06/04/09	5,999,930
3,000,000	0.170	06/04/09	2,999,957
157,700,000	0.210	06/04/09	157,697,240
200,000	0.150	06/11/09	199,992
10,000,000	0.380	07/02/09	9,996,728
11,000,000	0.390	07/02/09	10,996,306
3,000,000	0.315	07/09/09	2,999,003
220,000,000	0.145	07/16/09	219,960,125
15,500,000	0.165	07/16/09	15,496,803
8,000,000	0.170	07/16/09	7,998,300
1,500,000	0.165	07/23/09	1,499,643
65,000,000	0.170	07/23/09	64,984,039
10,000,000	0.115	07/30/09	9,998,115
15,000,000	0.120	07/30/09	14,997,050
43,000,000	0.150	07/30/09	42,989,429
91,600,000	0.175	07/30/09	91,573,729
174,000,000	0.170	08/06/09	173,945,770
7,000,000	0.177	08/20/09	6,997,239
7,000,000	0.455	09/10/09	6,991,064
2,000,000	0.420	09/17/09	1,997,480
17,000,000	0.375	10/08/09	16,977,156
3,000,000	0.420	10/08/09	2,995,485
10,000,000	0.295	11/19/09	9,985,987
4,500,000	0.495	11/19/09	4,489,419
2,000,000	0.560	11/19/09	1,994,680
1,000,000	0.570	11/19/09	997,293
3,000,000	0.585	11/19/09	2,991,664
15,500,000	0.600	11/19/09	15,455,825
7,500,000	0.620	11/19/09	7,477,912
20,000,000	0.645	11/19/09	19,938,725
3,000,000	0.595	12/17/09	2,990,133
1,000,000	0.495	04/01/10	995,820

TOTAL INVESTMENTS — 100.0%			$955,607,899

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%			(210,744)

NET ASSETS — 100.0%			$955,397,155

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
Interest rates represent the annualized yield on date of purchase for discounted securities.
For information on the mutual funds please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA TREASURY OBLIGATIONS PORTFOLIO
Schedule of Investments
May 31, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 40.1%
United States Treasury Bills
$1,000,000	0.092%	06/04/09	$999,992
1,000,000	0.110	06/04/09	999,991
2,700,000	0.210	06/04/09	2,699,953
2,500,000	0.150	06/11/09	2,499,896
500,000	0.180	06/11/09	499,975
2,500,000	0.190	06/11/09	2,499,868
2,000,000	0.380	07/02/09	1,999,346
6,000,000	0.390	07/02/09	5,997,985
11,000,000	1.330	07/02/09	10,987,402
9,000,000	0.100	07/09/09	8,999,050
13,000,000	0.210	07/09/09	12,997,118
10,000,000	0.145	07/16/09	9,998,187
7,000,000	0.165	07/23/09	6,998,332
5,000,000	0.170	07/23/09	4,998,772
20,000,000	0.100	07/30/09	19,996,722
3,000,000	0.150	07/30/09	2,999,263
78,000,000	0.170	08/06/09	77,975,690
2,000,000	0.177	08/20/09	1,999,211
4,000,000	0.310	09/03/09	3,996,762
10,000,000	0.460	09/10/09	9,987,094
1,000,000	0.420	09/17/09	998,740
15,000,000	0.275	10/08/09	14,985,219
10,000,000	0.375	10/08/09	9,986,563
10,000,000	0.265	10/15/09	9,989,989
20,000,000	0.295	11/19/09	19,971,975
3,000,000	0.495	11/19/09	2,992,946
20,000,000	0.645	11/19/09	19,938,725
1,000,000	0.290 (a)	12/03/09	998,534
15,000,000	0.705	12/17/09	14,941,544
3,000,000	0.610	02/11/10	2,987,038
10,700,000	0.700	03/11/10	10,641,120
1,300,000	0.470	04/01/10	1,294,840
4,000,000	0.495	04/01/10	3,983,280
15,000,000	0.500	04/01/10	14,936,667
2,000,000	0.510	04/08/10	1,991,188
12,000,000	0.590	04/08/10	11,938,837
6,000,000	0.610	04/08/10	5,968,382
8,000,000	0.530	05/06/10	7,960,073
United States Treasury Notes
10,000,000	4.875	08/15/09	10,092,342
3,000,000	6.000	08/15/09	3,034,774
7,000,000	6.500	02/15/10	7,281,625

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$367,045,010

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements(b) — 59.9%
HSBS Securities (USA), Inc.
$100,000,000	0.170%	06/01/09	$100,000,000
Maturity Value: $100,001,417
Collateralized by U.S. Treasury Bond, 7.875%, due 02/15/21. The market value of the collateral, including accrued interest, was $102,006,608.
Joint Repurchase Agreement Account I
401,100,000	0.165	06/01/09	401,100,000
Maturity Value: $401,105,515
UBS Securities LLC
47,000,000	0.140	06/01/09	47,000,000
Maturity Value: $47,000,548
Collateralized by U.S. Treasury STRIPS, 0.000%, due 02/15/10 to 08/15/13. The aggregate market value of the collateral, including accrued interest, was $47,943,497.

TOTAL REPURCHASE AGREEMENTS			$548,100,000

TOTAL INVESTMENTS — 100.0%			$915,145,010

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%			(11,598)

NET ASSETS — 100.0%			$915,133,412

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) All or a portion represents a forward commitment.
(b) Unless noted, all repurchase agreements were entered into on May 29, 2009. Additional information on Joint Repurchase Agreement Account I appears in the Notes to the Schedule of Investments section.
Interest rates represent the annualized yield on date of purchase for discounted securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

ILA PORTFOLIOS

Schedule of Investments (continued)

May 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation
It is the Portfolios’ policy to use the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity or reset date. To ensure the amortized-cost method approximates market value, Goldman Sachs Asset Management, L.P. (“GSAM”), will determine the difference between the net asset value per unit/share (“NAV”) based upon amortized cost of each Portfolio and the NAV based upon available market quotations (or permitted substitutes) at least once a week or more frequently, if deemed necessary or appropriate.
Fair Value of Investments
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurement (“FAS 157”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2— Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3— Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy. All amounts in the following table reflect Investments in Securities Long-Assets:

				Tax-Exempt
Level	Federal	Money Market	Prime Obligations	California

Level 1	$758,346,191	$5,889,222	$10,185,589	$—

Level 2(a)	1,958,370,871	434,964,023	654,393,119	428,397,533

Level 3	—	—	—	—

Total	$2,716,717,062	$440,853,245	$664,578,708	$428,397,533

	Tax-Exempt	Tax-Exempt	Treasury	Treasury
Level	Diversified	New York	Instruments	Obligations

Level 1	$—	$—	$955,607,899	$367,045,010

Level 2(a)	1,136,655,097	323,638,154	—	548,100,000

Level 3	—	—	—	—

Total	$1,136,655,097	$323,638,154	$955,607,899	$915,145,010

(a) The Portfolios utilize amortized cost which approximates fair value to value money market investments. This results primarily in a Level 2 classification as amortized cost is considered a model-based price.
Forward Commitment Transactions
The Portfolios may enter into forward commitments. These transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement.

ILA PORTFOLIOS

Schedule of Investments (continued)

May 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. When entering into a forward commitment, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover their obligations.
Portfolio Concentrations
As a result of the Tax-Exempt Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
     In particular, the ILA Tax-Exempt California and ILA Tax-Exempt New York Portfolios may be affected by the adverse events currently affecting their economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the Portfolios’ income, NAV and ability to preserve capital or liquidity could be adversely affected.
Repurchase Agreements
Certain Portfolios may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period that the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements. Under these arrangements, the Funds are permitted to deliver or re-pledge these securities.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Portfolios’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these agreements.
Joint Repurchase Agreement Account I— At May 31, 2009, the Treasury Obligations Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $401,100,000 in principal amount.
Repurchase Agreements

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,550,000,000	0.16%	06/01/09	$1,550,020,667

Barclays Capital, Inc.	200,000,000	0.07	06/01/09	200,001,167

Barclays Capital, Inc.	850,000,000	0.17	06/01/09	850,012,042

Citigroup Global Markets, Inc.	2,500,000,000	0.16	06/01/09	2,500,033,333

Credit Suisse Securities (USA) LLC	500,000,000	0.10	06/01/09	500,004,167

Credit Suisse Securities (USA) LLC	2,000,000,000	0.17	06/01/09	2,000,028,333

Deutsche Bank Securities, Inc.	1,600,000,000	0.16	06/01/09	1,600,021,333

JPMorgan Securities	3,500,000,000	0.18	06/01/09	3,500,052,500

RBS Securities, Inc.	1,500,000,000	0.18	06/01/09	1,500,022,500

UBS Securities LLC	106,100,000	0.05	06/01/09	106,100,442

TOTAL				$14,306,296,484

ILA PORTFOLIOS

Schedule of Investments (continued)

May 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
At May 31, 2009, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Cash Management Bill, 0.000%, due 04/01/10; U.S. Treasury Bill, 0.000%, due 07/02/09; U.S. Treasury Bond, 6.625%, due 02/15/27; U.S. Treasury Inflation Protected Securities, 0.875% to 4.250%, due 01/15/10 to 04/15/32; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/11 to 02/15/38; U.S. Treasury Notes, 0.875% to 9.125%, due 06/15/09 to 11/15/18 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 06/30/09 to 05/15/39. The aggregate market value of the collateral, including accrued interest, was $14,592,241,817.
Joint Repurchase Agreement Account II— At May 31, 2009, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Portfolio	Principal Amount

Money Market	$86,200,000

Prime Obligations	171,700,000

Repurchase Agreements

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$5,850,000,000	0.19%	06/01/09	$5,850,092,625

Barclays Capital, Inc.	2,324,100,000	0.17	06/01/09	2,324,132,925

Barclays Capital, Inc.	6,500,000,000	0.18	06/01/09	6,500,097,500

Citigroup Global Markets, Inc.	4,000,000,000	0.18	06/01/09	4,000,060,000

Credit Suisse Securities (USA) LLC	2,000,000,000	0.19	06/01/09	2,000,031,667

Deutsche Bank Securities, Inc.	3,050,000,000	0.18	06/01/09	3,050,045,750

JPMorgan Securities	2,050,000,000	0.19	06/01/09	2,050,032,458

Merrill Lynch & Co., Inc.	750,000,000	0.19	06/01/09	750,011,875

Morgan Stanley & Co.	5,500,000,000	0.18	06/01/09	5,500,082,500

RBS Securities, Inc.	500,000,000	0.20	06/01/09	500,008,333

UBS Securities LLC	200,000,000	0.18	06/01/09	200,003,000

Wachovia Capital Markets	300,000,000	0.19	06/01/09	300,004,750

TOTAL				$33,024,603,383

At May 31, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 4.750% to 5.770% , due 01/17/17 to 07/26/32; Federal Home Loan Bank, 4.750% to 5.625%, due 11/14/14 to 05/15/24; Federal Home Loan Mortgage Corp., 3.500% to 15.000%, due 06/01/09 to 05/01/48; Federal National Mortgage Association, 3.500% to 12.750%, due 06/01/09 to 01/01/49; Federal National Mortgage Association Interest-Only Stripped Security, 0.000% due 05/15/20; Government National Mortgage Association, 3.500% to 9.500%, due 07/15/09 to 01/15/49; U.S. Treasury Inflation Protected Securities, 1.375% to 2.125%, due 01/15/18 to 01/15/28; U.S. Treasury Bonds, 6.250% to 7.250%, due 08/15/22 to 08/15/23 and U.S. Treasury Notes, 0.875% to 4.500%, due 07/31/10 to 01/31/13. The aggregate market value of the collateral, including accrued interest, was $33,825,090,268.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	July 30, 2009

* Print the name and title of each signing officer under his or her signature.